Schedule of Investments(a)
Invesco S&P 500® Equal Weight ETF (RSP)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-4.49%
Activision Blizzard, Inc.	446,640	$40,644,240
Alphabet, Inc., Class A(b)	10,966	20,038,830
Alphabet, Inc., Class C(b)	10,742	19,719,519
AT&T, Inc.	1,205,303	34,507,825
Charter Communications, Inc., Class A(b)	57,519	34,946,244
Comcast Corp., Class A	733,505	36,359,843
Discovery, Inc., Class A(b)(c)	475,721	19,704,364
Discovery, Inc., Class C(b)	923,854	32,362,606
DISH Network Corp., Class A(b)	1,038,237	30,129,638
Electronic Arts, Inc.	274,751	39,344,343
Facebook, Inc., Class A(b)	136,421	35,241,637
Fox Corp., Class A	881,038	27,470,765
Fox Corp., Class B	401,699	12,006,783
Interpublic Group of Cos., Inc. (The)	1,562,551	37,610,602
Live Nation Entertainment, Inc.(b)	526,464	34,983,533
Lumen Technologies, Inc.	3,667,473	45,403,316
Netflix, Inc.(b)	74,285	39,548,591
News Corp., Class A	1,586,374	30,775,656
News Corp., Class B	496,366	9,371,390
Omnicom Group, Inc.	578,803	36,105,731
Take-Two Interactive Software, Inc.(b)	196,260	39,340,317
T-Mobile US, Inc.(b)	284,651	35,888,798
Twitter, Inc.(b)	726,803	36,725,355
Verizon Communications, Inc.	618,702	33,873,934
ViacomCBS, Inc., Class B	1,049,349	50,893,426
Walt Disney Co. (The)	212,359	35,712,413
		848,709,699
Consumer Discretionary-12.13%
Advance Auto Parts, Inc.	237,150	35,368,551
Amazon.com, Inc.(b)	12,221	39,182,970
Aptiv PLC(b)	305,221	40,777,526
AutoZone, Inc.(b)	32,913	36,808,912
Best Buy Co., Inc.	371,573	40,434,574
Booking Holdings, Inc.(b)	18,209	35,404,305
BorgWarner, Inc.	1,023,711	42,985,625
CarMax, Inc.(b)	398,222	46,902,587
Carnival Corp.	1,752,263	32,714,750
Chipotle Mexican Grill, Inc.(b)	28,831	42,669,880
D.R. Horton, Inc.	534,720	41,066,496
Darden Restaurants, Inc.	331,254	38,720,280
Dollar General Corp.	180,719	35,169,725
Dollar Tree, Inc.(b)	350,216	35,602,958
Domino’s Pizza, Inc.	98,021	36,342,266
eBay, Inc.	760,619	42,982,580
Etsy, Inc.(b)	220,101	43,819,908
Expedia Group, Inc.	303,334	37,643,749
Ford Motor Co.	4,142,209	43,617,461
Gap, Inc. (The)	1,792,186	36,291,766
Garmin Ltd.	314,107	36,078,330
General Motors Co.	891,709	45,191,812
Genuine Parts Co.	385,228	36,165,205
Hanesbrands, Inc.	2,676,408	40,922,278
Hasbro, Inc.	419,699	39,376,160
Hilton Worldwide Holdings, Inc.(b)	356,872	36,183,252
Home Depot, Inc. (The)	140,804	38,132,539
L Brands, Inc.	944,767	38,508,703
Las Vegas Sands Corp.	658,310	31,658,128
Leggett & Platt, Inc.	907,844	37,221,604
Lennar Corp., Class A	513,185	42,671,333
LKQ Corp.(b)	1,019,039	35,758,078
Lowe’s Cos., Inc.	236,929	39,531,604
	Shares	Value
Consumer Discretionary-(continued)
Marriott International, Inc., Class A	290,306	$33,765,491
McDonald’s Corp.	179,796	37,368,801
MGM Resorts International	1,238,184	35,362,535
Mohawk Industries, Inc.(b)	277,798	39,891,793
Newell Brands, Inc.	1,821,906	43,762,182
NIKE, Inc., Class B	271,679	36,293,598
Norwegian Cruise Line Holdings Ltd.(b)(c)	1,409,123	31,916,636
NVR, Inc.(b)	9,416	41,868,056
O’Reilly Automotive, Inc.(b)	83,902	35,697,784
Pool Corp.	113,106	40,059,883
PulteGroup, Inc.	882,196	38,375,526
PVH Corp.	396,668	33,819,914
Ralph Lauren Corp.	369,074	37,294,928
Ross Stores, Inc.	330,983	36,835,098
Royal Caribbean Cruises Ltd.	489,011	31,785,715
Starbucks Corp.	362,425	35,086,364
Tapestry, Inc.	1,273,693	40,274,173
Target Corp.	218,108	39,514,626
Tesla, Inc.(b)	61,136	48,513,250
TJX Cos., Inc. (The)	565,768	36,231,783
Tractor Supply Co.	269,420	38,187,591
Ulta Beauty, Inc.(b)	143,932	40,266,416
Under Armour, Inc., Class A(b)	1,140,707	19,962,372
Under Armour, Inc., Class C(b)	1,177,209	17,622,819
VF Corp.	431,318	33,155,415
Whirlpool Corp.	203,614	37,686,915
Wynn Resorts Ltd.	337,216	33,563,108
Yum! Brands, Inc.	352,995	35,825,462
		2,291,894,129
Consumer Staples-6.22%
Altria Group, Inc.	868,734	35,687,593
Archer-Daniels-Midland Co.	749,878	37,501,399
Brown-Forman Corp., Class B	489,542	35,085,475
Campbell Soup Co.	791,466	38,077,429
Church & Dwight Co., Inc.	435,066	36,732,622
Clorox Co. (The)	184,750	38,697,735
Coca-Cola Co. (The)	700,494	33,728,786
Colgate-Palmolive Co.	441,781	34,458,918
Conagra Brands, Inc.	1,057,261	36,581,231
Constellation Brands, Inc., Class A	181,790	38,344,965
Costco Wholesale Corp.	100,000	35,243,000
Estee Lauder Cos., Inc. (The), Class A	151,832	35,931,043
General Mills, Inc.	629,679	36,584,350
Hershey Co. (The)	250,845	36,482,897
Hormel Foods Corp.	791,620	37,095,313
JM Smucker Co. (The)	324,757	37,804,962
Kellogg Co.	601,260	35,438,264
Kimberly-Clark Corp.	274,276	36,231,860
Kraft Heinz Co. (The)	1,096,300	36,737,013
Kroger Co. (The)	1,192,439	41,139,146
Lamb Weston Holdings, Inc.	483,162	36,092,201
McCormick & Co., Inc.	400,223	35,835,967
Molson Coors Beverage Co., Class B	790,078	39,630,313
Mondelez International, Inc., Class A	651,440	36,115,834
Monster Beverage Corp.(b)	424,108	36,825,298
PepsiCo, Inc.	257,439	35,158,444
Philip Morris International, Inc.	439,179	34,980,607
Procter & Gamble Co. (The)	273,330	35,043,639
Sysco Corp.	492,453	35,215,314
Tyson Foods, Inc., Class A	539,126	34,671,193
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Walgreens Boots Alliance, Inc.	899,523	$45,201,031
Walmart, Inc.	254,159	35,706,798
		1,174,060,640
Energy-4.65%
Apache Corp.	2,320,432	33,135,769
Baker Hughes Co., Class A	1,647,883	33,105,969
Cabot Oil & Gas Corp.	2,197,833	40,286,279
Chevron Corp.	404,090	34,428,468
ConocoPhillips	861,905	34,502,057
Devon Energy Corp.	2,312,493	38,063,635
Diamondback Energy, Inc.	745,740	42,276,001
EOG Resources, Inc.	697,484	35,543,785
Exxon Mobil Corp.	852,936	38,245,650
Halliburton Co.	1,884,163	33,217,794
Hess Corp.	659,595	35,604,938
HollyFrontier Corp.	1,359,760	38,698,770
Kinder Morgan, Inc.	2,533,654	35,673,848
Marathon Oil Corp.	5,292,230	38,315,745
Marathon Petroleum Corp.	870,515	37,571,427
NOV, Inc.	2,609,714	32,308,259
Occidental Petroleum Corp.	1,788,922	35,885,775
ONEOK, Inc.	898,624	35,792,194
Phillips 66	537,554	36,446,161
Pioneer Natural Resources Co.	323,722	39,137,990
Schlumberger Ltd.	1,628,835	36,176,425
TechnipFMC PLC (United Kingdom)	3,864,416	41,310,607
Valero Energy Corp.	632,632	35,699,424
Williams Cos., Inc. (The)	1,703,824	36,172,184
		877,599,154
Financials-13.14%
Aflac, Inc.	833,532	37,658,976
Allstate Corp. (The)	357,848	38,354,149
American Express Co.	311,002	36,157,093
American International Group, Inc.	963,848	36,086,469
Ameriprise Financial, Inc.	194,816	38,548,242
Aon PLC, Class A	182,760	37,118,556
Arthur J. Gallagher & Co.	311,694	35,972,605
Assurant, Inc.	282,687	38,295,608
Bank of America Corp.	1,308,338	38,792,222
Bank of New York Mellon Corp. (The)	928,345	36,975,981
Berkshire Hathaway, Inc., Class B(b)	164,986	37,595,360
BlackRock, Inc.	54,218	38,020,915
Capital One Financial Corp.	405,221	42,248,341
Cboe Global Markets, Inc.	434,507	39,857,327
Charles Schwab Corp. (The)	756,366	38,983,104
Chubb Ltd.	242,718	35,356,731
Cincinnati Financial Corp.	465,826	39,171,308
Citigroup, Inc.	633,622	36,743,740
Citizens Financial Group, Inc.	1,056,710	38,506,512
CME Group, Inc., Class A	207,414	37,695,420
Comerica, Inc.	709,751	40,597,757
Discover Financial Services	447,724	37,402,863
Everest Re Group Ltd.	161,552	34,100,396
Fifth Third Bancorp	1,367,247	39,554,456
First Republic Bank	287,890	41,741,171
Franklin Resources, Inc.	1,535,949	40,380,099
Globe Life, Inc.	399,122	36,076,638
Goldman Sachs Group, Inc. (The)	155,654	42,208,695
Hartford Financial Services Group, Inc. (The)	807,937	38,797,135
Huntington Bancshares, Inc.	2,890,370	38,225,143
Intercontinental Exchange, Inc.	343,374	37,891,321
	Shares	Value
Financials-(continued)
Invesco Ltd., (Acquired 09/19/2018 - 01/28/2021; Cost $31,581,515)(d)(e)	2,092,099	$43,076,318
JPMorgan Chase & Co.	311,934	40,136,548
KeyCorp	2,359,053	39,773,634
Lincoln National Corp.	728,237	33,127,501
Loews Corp.	855,559	38,748,267
M&T Bank Corp.	297,062	39,351,803
MarketAxess Holdings, Inc.	68,732	37,167,516
Marsh & McLennan Cos., Inc.	324,057	35,617,105
MetLife, Inc.	791,775	38,123,966
Moody’s Corp.	135,921	36,190,325
Morgan Stanley	597,851	40,085,910
MSCI, Inc.	89,118	35,228,345
Nasdaq, Inc.	297,432	40,233,627
Northern Trust Corp.	414,976	37,011,709
People’s United Financial, Inc.	2,869,719	39,200,362
PNC Financial Services Group, Inc. (The)	259,706	37,273,005
Principal Financial Group, Inc.	765,893	37,735,548
Progressive Corp. (The)	396,436	34,565,255
Prudential Financial, Inc.	475,690	37,237,013
Raymond James Financial, Inc.	404,533	40,424,983
Regions Financial Corp.	2,404,534	40,901,123
S&P Global, Inc.	115,382	36,576,094
State Street Corp.	512,925	35,904,750
SVB Financial Group(b)	106,611	46,672,164
Synchrony Financial	1,158,433	38,981,270
T. Rowe Price Group, Inc.	247,218	38,684,673
Travelers Cos., Inc. (The)	277,420	37,812,346
Truist Financial Corp.	794,568	38,123,373
U.S. Bancorp	815,608	34,948,803
Unum Group	1,606,276	37,313,791
W.R. Berkley Corp.	577,158	35,864,598
Wells Fargo & Co.	1,284,857	38,391,527
Willis Towers Watson PLC	183,072	37,152,632
Zions Bancorporation N.A.	896,438	39,568,773
		2,482,318,990
Health Care-13.06%
Abbott Laboratories	348,695	43,095,215
AbbVie, Inc.	351,926	36,065,376
ABIOMED, Inc.(b)	144,948	50,478,141
Agilent Technologies, Inc.	315,231	37,881,309
Alexion Pharmaceuticals, Inc.(b)	309,227	47,413,776
Align Technology, Inc.(b)	73,764	38,754,130
AmerisourceBergen Corp.	381,611	39,763,866
Amgen, Inc.	164,311	39,669,605
Anthem, Inc.	119,949	35,622,454
Baxter International, Inc.	471,493	36,224,807
Becton, Dickinson and Co.	153,598	40,210,420
Biogen, Inc.(b)	154,339	43,617,745
Bio-Rad Laboratories, Inc., Class A(b)	67,030	38,459,803
Boston Scientific Corp.(b)	1,111,609	39,395,423
Bristol-Myers Squibb Co.	615,123	37,787,006
Cardinal Health, Inc.	688,263	36,980,371
Catalent, Inc.(b)	392,044	45,104,662
Centene Corp.(b)	615,217	37,097,585
Cerner Corp.	501,969	40,212,737
Cigna Corp.	178,538	38,751,673
Cooper Cos., Inc. (The)	112,559	40,975,978
CVS Health Corp.	522,057	37,405,384
Danaher Corp.	166,780	39,666,955
DaVita, Inc.(b)	344,834	40,473,167
DENTSPLY SIRONA, Inc.	705,246	37,723,609

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Health Care-(continued)
DexCom, Inc.(b)	107,230	$40,195,166
Edwards Lifesciences Corp.(b)	444,196	36,681,706
Eli Lilly and Co.	233,903	48,644,807
Gilead Sciences, Inc.	614,750	40,327,600
HCA Healthcare, Inc.	237,275	38,552,442
Henry Schein, Inc.(b)	534,438	35,192,742
Hologic, Inc.(b)	503,151	40,116,229
Humana, Inc.	97,444	37,331,771
IDEXX Laboratories, Inc.(b)	83,526	39,982,226
Illumina, Inc.(b)	111,221	47,429,083
Incyte Corp.(b)	459,858	41,272,255
Intuitive Surgical, Inc.(b)	50,080	37,441,811
IQVIA Holdings, Inc.(b)	222,768	39,608,150
Johnson & Johnson	243,875	39,783,329
Laboratory Corp. of America Holdings(b)	182,718	41,825,977
McKesson Corp.	213,548	37,257,720
Medtronic PLC	332,178	36,981,377
Merck & Co., Inc.	450,210	34,697,685
Mettler-Toledo International, Inc.(b)	33,300	38,897,730
PerkinElmer, Inc.	255,650	37,598,446
Perrigo Co. PLC	781,242	33,359,033
Pfizer, Inc.	908,861	32,628,110
Quest Diagnostics, Inc.	306,709	39,611,467
Regeneron Pharmaceuticals, Inc.(b)	79,349	39,979,200
ResMed, Inc.	182,413	36,768,988
STERIS PLC	200,240	37,466,906
Stryker Corp.	161,181	35,622,613
Teleflex, Inc.	98,009	37,011,139
Thermo Fisher Scientific, Inc.	80,954	41,262,254
UnitedHealth Group, Inc.	113,539	37,874,340
Universal Health Services, Inc., Class B	282,431	35,213,497
Varian Medical Systems, Inc.(b)	213,638	37,508,424
Vertex Pharmaceuticals, Inc.(b)	166,492	38,139,987
Viatris, Inc.(b)	2,154,602	36,606,685
Waters Corp.(b)	154,991	41,021,468
West Pharmaceutical Services, Inc.	141,085	42,253,547
Zimmer Biomet Holdings, Inc.	264,127	40,588,396
Zoetis, Inc.	234,590	36,185,508
		2,467,751,011
Industrials-14.00%
3M Co.	214,273	37,639,195
A.O. Smith Corp.	662,610	35,979,723
Alaska Air Group, Inc.	748,908	36,569,178
Allegion PLC	341,180	36,509,672
American Airlines Group, Inc.(c)	2,191,792	37,633,069
AMETEK, Inc.	315,477	35,730,925
Boeing Co. (The)	162,385	31,533,543
C.H. Robinson Worldwide, Inc.	401,212	34,327,699
Carrier Global Corp.	1,005,229	38,701,316
Caterpillar, Inc.	208,458	38,114,461
Cintas Corp.	106,833	33,985,714
Copart, Inc.(b)	318,957	35,005,531
CSX Corp.	413,582	35,466,724
Cummins, Inc.	170,464	39,960,171
Deere & Co.	146,344	42,264,147
Delta Air Lines, Inc.	895,251	33,983,728
Dover Corp.	308,312	35,915,265
Eaton Corp. PLC	323,645	38,093,016
Emerson Electric Co.	453,031	35,948,010
Equifax, Inc.	198,251	35,112,235
Expeditors International of Washington, Inc.	413,329	37,001,212
Fastenal Co.	759,480	34,624,693
	Shares	Value
Industrials-(continued)
FedEx Corp.	129,499	$30,476,295
Flowserve Corp.	1,006,978	35,808,138
Fortive Corp.	545,664	36,057,477
Fortune Brands Home & Security, Inc.	448,864	38,714,520
General Dynamics Corp.	247,458	36,297,139
General Electric Co.	3,347,988	35,756,512
Honeywell International, Inc.	174,492	34,090,502
Howmet Aerospace, Inc.	1,414,125	34,759,193
Huntington Ingalls Industries, Inc.	210,176	33,066,990
IDEX Corp.	193,708	36,066,493
IHS Markit Ltd.	418,270	36,422,952
Illinois Tool Works, Inc.	183,216	35,582,379
Ingersoll Rand, Inc.(b)	842,642	35,256,141
J.B. Hunt Transport Services, Inc.	269,009	36,224,752
Jacobs Engineering Group, Inc.	343,869	34,717,014
Johnson Controls International PLC	820,390	40,871,830
Kansas City Southern	190,404	38,589,179
L3Harris Technologies, Inc.	197,245	33,829,490
Lockheed Martin Corp.	103,398	33,275,544
Masco Corp.	687,446	37,335,192
Nielsen Holdings PLC	1,956,388	43,686,144
Norfolk Southern Corp.	159,259	37,683,865
Northrop Grumman Corp.	123,933	35,520,437
Old Dominion Freight Line, Inc.	185,651	36,016,294
Otis Worldwide Corp.	585,996	37,884,641
PACCAR, Inc.	436,896	39,853,653
Parker-Hannifin Corp.	135,903	35,961,293
Pentair PLC	726,543	39,567,532
Quanta Services, Inc.	518,787	36,558,920
Raytheon Technologies Corp.	512,239	34,181,708
Republic Services, Inc.	392,996	35,573,998
Robert Half International, Inc.	582,041	39,287,767
Rockwell Automation, Inc.	151,281	37,597,867
Rollins, Inc.	1,018,783	36,696,564
Roper Technologies, Inc.	88,927	34,940,308
Snap-on, Inc.	206,875	37,235,431
Southwest Airlines Co.	814,954	35,809,079
Stanley Black & Decker, Inc.	212,941	36,943,134
Teledyne Technologies, Inc.(b)	98,769	35,261,521
Textron, Inc.	785,035	35,530,684
Trane Technologies PLC	267,149	38,295,809
TransDigm Group, Inc.(b)	61,905	34,250,798
Union Pacific Corp.	183,632	36,261,811
United Airlines Holdings, Inc.(b)	772,950	30,910,271
United Parcel Service, Inc., Class B	222,049	34,417,595
United Rentals, Inc.(b)	154,735	37,602,152
Verisk Analytics, Inc.	192,733	35,366,505
W.W. Grainger, Inc.	92,360	33,655,060
Wabtec Corp.	498,799	37,015,874
Waste Management, Inc.	324,135	36,082,708
Xylem, Inc.	379,042	36,611,667
		2,645,558,049
Information Technology-15.17%
Accenture PLC, Class A	151,786	36,720,069
Adobe, Inc.(b)	78,211	35,880,860
Advanced Micro Devices, Inc.(b)	407,340	34,884,598
Akamai Technologies, Inc.(b)	360,713	40,049,964
Amphenol Corp., Class A	285,092	35,602,289
Analog Devices, Inc.	265,040	39,048,343
ANSYS, Inc.(b)	113,788	40,323,054
Apple, Inc.	304,830	40,225,367
Applied Materials, Inc.	422,765	40,872,920

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
Arista Networks, Inc.(b)	134,701	$41,428,640
Autodesk, Inc.(b)	133,662	37,081,849
Automatic Data Processing, Inc.	214,832	35,473,060
Broadcom, Inc.	91,879	41,391,489
Broadridge Financial Solutions, Inc.	253,160	35,774,040
Cadence Design Systems, Inc.(b)	315,133	41,090,192
CDW Corp.	285,715	37,617,237
Cisco Systems, Inc.	842,642	37,564,980
Citrix Systems, Inc.	285,816	38,102,131
Cognizant Technology Solutions Corp., Class A	476,080	37,110,436
Corning, Inc.	1,048,264	37,601,230
DXC Technology Co.	1,561,949	44,046,962
Enphase Energy, Inc.(b)	187,750	34,236,213
F5 Networks, Inc.(b)	217,318	42,583,462
Fidelity National Information Services, Inc.	252,860	31,218,096
Fiserv, Inc.(b)	325,668	33,442,847
FleetCor Technologies, Inc.(b)	136,361	33,101,633
FLIR Systems, Inc.	893,083	46,484,970
Fortinet, Inc.(b)	291,691	42,222,272
Gartner, Inc.(b)	241,228	36,644,945
Global Payments, Inc.	194,516	34,335,964
Hewlett Packard Enterprise Co.	3,116,827	38,461,645
HP, Inc.	1,616,621	39,348,555
Intel Corp.	751,092	41,693,117
International Business Machines Corp.	300,519	35,794,818
Intuit, Inc.	102,716	37,104,101
IPG Photonics Corp.(b)	178,790	39,947,050
Jack Henry & Associates, Inc.	239,729	34,710,362
Juniper Networks, Inc.	1,704,540	41,624,867
Keysight Technologies, Inc.(b)	296,066	41,919,985
KLA Corp.	145,372	40,714,336
Lam Research Corp.	75,887	36,725,514
Leidos Holdings, Inc.	354,752	37,624,997
Mastercard, Inc., Class A	114,540	36,227,857
Maxim Integrated Products, Inc.	444,050	38,947,625
Microchip Technology, Inc.	265,977	36,202,129
Micron Technology, Inc.(b)	529,319	41,429,798
Microsoft Corp.	175,523	40,714,315
Motorola Solutions, Inc.	222,049	37,204,310
NetApp, Inc.	603,963	40,127,302
NortonLifeLock, Inc.	1,907,679	40,194,797
NVIDIA Corp.	72,010	37,415,676
Oracle Corp.	616,152	37,234,065
Paychex, Inc.	406,645	35,508,241
Paycom Software, Inc.(b)	88,262	33,516,612
PayPal Holdings, Inc.(b)	174,920	40,985,505
Qorvo, Inc.(b)	244,332	41,751,452
QUALCOMM, Inc.	258,575	40,410,101
salesforce.com, inc.(b)	167,700	37,826,412
Seagate Technology PLC(c)	577,404	38,177,952
ServiceNow, Inc.(b)	69,938	37,987,524
Skyworks Solutions, Inc.	268,386	45,424,330
Synopsys, Inc.(b)	158,553	40,502,364
TE Connectivity Ltd.	316,216	38,072,406
Teradyne, Inc.	324,238	36,794,528
Texas Instruments, Inc.	233,139	38,628,801
Trimble, Inc.(b)	571,173	37,646,012
Tyler Technologies, Inc.(b)	83,414	35,266,605
VeriSign, Inc.(b)	178,037	34,551,641
Visa, Inc., Class A	181,018	34,981,729
Vontier Corp.(b)	1,210,629	39,260,698
	Shares	Value
Information Technology-(continued)
Western Digital Corp.	731,388	$41,272,225
Western Union Co. (The)	1,688,462	37,602,049
Xerox Holdings Corp.	1,641,776	34,526,549
Xilinx, Inc.	259,321	33,859,543
Zebra Technologies Corp., Class A(b)	99,402	38,551,078
		2,866,631,690
Materials-5.58%
Air Products and Chemicals, Inc.	139,335	37,169,005
Albemarle Corp.	269,438	43,826,785
Amcor PLC	3,266,613	35,736,746
Avery Dennison Corp.	249,460	37,636,030
Ball Corp.	403,567	35,521,967
Celanese Corp.	285,112	34,826,431
CF Industries Holdings, Inc.	949,599	39,294,407
Corteva, Inc.	973,198	38,791,672
Dow, Inc.	691,654	35,896,843
DuPont de Nemours, Inc.(c)	561,466	44,608,474
Eastman Chemical Co.	364,157	35,814,841
Ecolab, Inc.	168,519	34,463,821
FMC Corp.	320,450	34,701,530
Freeport-McMoRan, Inc.(b)	1,518,675	40,867,544
International Flavors & Fragrances, Inc.(c)	337,049	37,877,567
International Paper Co.	767,926	38,634,357
Linde PLC (United Kingdom)	149,782	36,756,503
LyondellBasell Industries N.V., Class A	421,884	36,180,772
Martin Marietta Materials, Inc.	142,784	41,037,549
Mosaic Co. (The)	1,681,362	43,648,157
Newmont Corp.	635,289	37,863,224
Nucor Corp.	659,488	32,136,850
Packaging Corp. of America	275,162	36,998,283
PPG Industries, Inc.	262,002	35,294,289
Sealed Air Corp.	834,732	35,284,122
Sherwin-Williams Co. (The)	53,150	36,769,170
Vulcan Materials Co.	269,027	40,122,687
Westrock Co.	857,914	35,543,377
		1,053,303,003
Real Estate-6.03%
Alexandria Real Estate Equities, Inc.	217,098	36,279,247
American Tower Corp.	169,531	38,544,568
AvalonBay Communities, Inc.	229,655	37,587,634
Boston Properties, Inc.	373,695	34,107,143
CBRE Group, Inc., Class A(b)	565,059	34,457,298
Crown Castle International Corp.	237,122	37,764,050
Digital Realty Trust, Inc.	286,585	41,253,911
Duke Realty Corp.	974,367	38,545,958
Equinix, Inc.	54,674	40,456,573
Equity Residential	633,523	39,050,358
Essex Property Trust, Inc.	152,871	36,629,420
Extra Space Storage, Inc.	338,846	38,557,286
Federal Realty Investment Trust	414,764	36,316,736
Healthpeak Properties, Inc.	1,273,693	37,764,997
Host Hotels & Resorts, Inc.	2,574,711	34,887,334
Iron Mountain, Inc.	1,229,602	41,400,699
Kimco Realty Corp.	2,533,654	41,830,628
Mid-America Apartment Communities, Inc.	307,636	40,838,679
Prologis, Inc.	384,099	39,639,017
Public Storage	169,360	38,549,723
Realty Income Corp.	617,664	36,479,236
Regency Centers Corp.	793,479	37,436,339
SBA Communications Corp., Class A	135,476	36,398,337
Simon Property Group, Inc.	424,642	39,461,981

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Real Estate-(continued)
SL Green Realty Corp.	629,666	$42,489,862
UDR, Inc.	980,148	37,686,691
Ventas, Inc.	761,762	35,094,375
Vornado Realty Trust	963,619	38,313,491
Welltower, Inc.	581,624	35,246,414
Weyerhaeuser Co.	1,167,536	36,415,448
		1,139,483,433
Utilities-5.50%
AES Corp. (The)	1,766,416	43,082,886
Alliant Energy Corp.	722,301	35,139,944
Ameren Corp.	481,967	35,048,640
American Electric Power Co., Inc.	451,213	36,507,644
American Water Works Co., Inc.	252,138	40,094,985
Atmos Energy Corp.	376,858	33,540,362
CenterPoint Energy, Inc.	1,717,990	36,232,409
CMS Energy Corp.	629,092	35,782,753
Consolidated Edison, Inc.	510,495	36,132,836
Dominion Energy, Inc.	498,430	36,330,563
DTE Energy Co.	298,747	35,467,244
Duke Energy Corp.	407,791	38,332,354
Edison International	595,170	34,615,087
Entergy Corp.	363,140	34,618,136
Evergy, Inc.	677,412	36,397,347
Eversource Energy	435,347	38,092,862
Exelon Corp.	907,438	37,713,123
FirstEnergy Corp.	1,229,602	37,822,558
NextEra Energy, Inc.	506,415	40,953,781
NiSource, Inc.	1,632,113	36,151,303
NRG Energy, Inc.	1,125,753	46,617,432
	Shares	Value
Utilities-(continued)
Pinnacle West Capital Corp.	468,352	$35,243,488
PPL Corp.	1,330,642	36,818,864
Public Service Enterprise Group, Inc.	661,312	37,317,836
Sempra Energy	292,446	36,193,117
Southern Co. (The)	618,041	36,414,976
WEC Energy Group, Inc.	404,937	35,998,899
Xcel Energy, Inc.	575,441	36,822,470
		1,039,483,899
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $16,387,132,458)		18,886,793,697
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.72%
Invesco Private Government Fund, 0.01%(d)(f)(g)	54,157,272	54,157,272
Invesco Private Prime Fund, 0.11%(d)(f)(g)	81,208,219	81,240,703
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $135,393,373)		135,397,975
TOTAL INVESTMENTS IN SECURITIES-100.69% (Cost $16,522,525,831)		19,022,191,672
OTHER ASSETS LESS LIABILITIES-(0.69)%		(129,933,383)
NET ASSETS-100.00%		$18,892,258,289

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Invesco Ltd.	$20,082,859	$21,043,951	$(26,307,373)	$37,242,644	$(8,985,763)	$43,076,318	$1,123,057
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	165,462,127	(165,462,127)	-	-	-	862
Invesco Premier U.S. Government Money Portfolio, Institutional Class	443,536	110,229,718	(110,673,254)	-	-	-	1,065
Investments Purchased with Cash Collateral from Securities on Loan:
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2021
(Unaudited)
	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Invesco Private Government Fund	$63,329,675	$414,168,323	$(423,340,726)	$-	$-	$54,157,272	$12,943*
Invesco Private Prime Fund	-	252,455,888	(171,227,057)	4,602	7,270	81,240,703	30,877*
Total	$83,856,070	$963,360,007	$(897,010,537)	$37,247,246	$(8,978,493)	$178,474,293	$1,168,804

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Restricted security. The value of this security at period end represented less than 1% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Diversified Telecommunication Services-17.68%
AT&T, Inc.	41,768	$1,195,818
Lumen Technologies, Inc.	127,082	1,573,275
T-Mobile US, Inc.(b)	9,869	1,244,284
Verizon Communications, Inc.	21,463	1,175,099
		5,188,476
Entertainment-27.10%
Activision Blizzard, Inc.	15,447	1,405,677
Electronic Arts, Inc.	9,523	1,363,694
Live Nation Entertainment, Inc.(b)	18,258	1,213,244
Netflix, Inc.(b)	2,573	1,369,840
Take-Two Interactive Software, Inc.(b)	6,801	1,363,260
Walt Disney Co. (The)	7,358	1,237,395
		7,953,110
Interactive Media & Services-13.04%
Alphabet, Inc., Class A(b)	368	672,469
Alphabet, Inc., Class C(b)	360	660,866
Facebook, Inc., Class A(b)	4,725	1,220,609
Twitter, Inc.(b)	25,181	1,272,396
		3,826,340
Media-42.20%
Charter Communications, Inc., Class A(b)	1,986	1,206,614
Comcast Corp., Class A	25,407	1,259,425
Discovery, Inc., Class A(b)(c)	16,538	685,004
Discovery, Inc., Class C(b)	31,944	1,118,998
DISH Network Corp., Class A(b)	35,987	1,044,343
Fox Corp., Class A	30,473	950,148
Fox Corp., Class B	13,894	415,292
Interpublic Group of Cos., Inc. (The)	54,119	1,302,644
News Corp., Class A	54,873	1,064,536
	Shares	Value
Media-(continued)
News Corp., Class B	17,181	$324,377
Omnicom Group, Inc.	20,057	1,251,156
ViacomCBS, Inc., Class B	36,372	1,764,042
		12,386,579
Total Common Stocks & Other Equity Interests (Cost $25,801,793)		29,354,505

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $11,615)	11,615	11,615
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $25,813,408)		29,366,120
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.34%
Invesco Private Government Fund, 0.01%(d)(e)(f)	274,958	274,958
Invesco Private Prime Fund, 0.11%(d)(e)(f)	412,271	412,436
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $687,394)		687,394
TOTAL INVESTMENTS IN SECURITIES-102.40% (Cost $26,500,802)		30,053,514
OTHER ASSETS LESS LIABILITIES-(2.40)%		(703,263)
NET ASSETS-100.00%		$29,350,251
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$208,370	$(196,755)	$-	$-	$11,615	$1
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	122,249	(122,249)	-	-	-	2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	3,437,996	(3,163,038)	-	-	274,958	34*
Invesco Private Prime Fund	-	2,289,560	(1,877,171)	-	47	412,436	89*
Total	$-	$6,058,175	$(5,359,213)	$-	$47	$699,009	$126

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)—(continued)
January 31, 2021
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.05%
Auto Components-3.67%
Aptiv PLC(b)	48,856	$6,527,162
BorgWarner, Inc.	163,564	6,868,052
		13,395,214
Automobiles-6.02%
Ford Motor Co.	662,291	6,973,924
General Motors Co.	142,492	7,221,495
Tesla, Inc.(b)	9,813	7,786,910
		21,982,329
Distributors-4.86%
Genuine Parts Co.	61,532	5,776,624
LKQ Corp.(b)	162,941	5,717,600
Pool Corp.	17,695	6,267,215
		17,761,439
Hotels, Restaurants & Leisure-21.55%
Carnival Corp.	280,209	5,231,502
Chipotle Mexican Grill, Inc.(b)	4,584	6,784,320
Darden Restaurants, Inc.	52,995	6,194,585
Domino’s Pizza, Inc.	15,592	5,780,890
Hilton Worldwide Holdings, Inc.(b)	57,018	5,781,055
Las Vegas Sands Corp.	105,279	5,062,867
Marriott International, Inc., Class A	46,468	5,404,693
McDonald’s Corp.	28,774	5,980,388
MGM Resorts International	197,960	5,653,738
Norwegian Cruise Line Holdings Ltd.(b)(c)	225,362	5,104,449
Royal Caribbean Cruises Ltd.	78,149	5,079,685
Starbucks Corp.	58,012	5,616,142
Wynn Resorts Ltd.	53,836	5,358,297
Yum! Brands, Inc.	56,353	5,719,266
		78,751,877
Household Durables-15.67%
D.R. Horton, Inc.	85,457	6,563,098
Garmin Ltd.	50,232	5,769,648
Leggett & Platt, Inc.	145,102	5,949,182
Lennar Corp., Class A	82,114	6,827,779
Mohawk Industries, Inc.(b)	44,322	6,364,639
Newell Brands, Inc.	291,285	6,996,666
NVR, Inc.(b)	1,494	6,643,041
PulteGroup, Inc.	141,077	6,136,849
Whirlpool Corp.	32,483	6,012,278
		57,263,180
Internet & Direct Marketing Retail-8.64%
Amazon.com, Inc.(b)	1,902	6,098,193
Booking Holdings, Inc.(b)	2,880	5,599,670
eBay, Inc.	121,596	6,871,390
Etsy, Inc.(b)	35,148	6,997,615
Expedia Group, Inc.	48,547	6,024,683
		31,591,551
Leisure Products-1.72%
Hasbro, Inc.	67,123	6,297,480
	Shares	Value
Multiline Retail-4.82%
Dollar General Corp.	28,912	$5,626,564
Dollar Tree, Inc.(b)	56,056	5,698,653
Target Corp.	34,808	6,306,165
		17,631,382
Specialty Retail-21.76%
Advance Auto Parts, Inc.	37,896	5,651,809
AutoZone, Inc.(b)	5,164	5,775,263
Best Buy Co., Inc.	59,372	6,460,861
CarMax, Inc.(b)	63,588	7,489,395
Gap, Inc. (The)	286,526	5,802,151
Home Depot, Inc. (The)	22,581	6,115,386
L Brands, Inc.	151,089	6,158,388
Lowe’s Cos., Inc.	37,863	6,317,442
O’Reilly Automotive, Inc.(b)	13,324	5,668,962
Ross Stores, Inc.	52,955	5,893,362
TJX Cos., Inc. (The)	90,415	5,790,177
Tractor Supply Co.	43,078	6,105,876
Ulta Beauty, Inc.(b)	22,519	6,299,915
		79,528,987
Textiles, Apparel & Luxury Goods-11.34%
Hanesbrands, Inc.	427,947	6,543,310
NIKE, Inc., Class B	43,458	5,805,554
PVH Corp.	63,314	5,398,152
Ralph Lauren Corp.	58,956	5,957,504
Tapestry, Inc.	203,694	6,440,804
Under Armour, Inc., Class A(b)	182,434	3,192,595
Under Armour, Inc., Class C(b)	188,172	2,816,935
VF Corp.	68,935	5,299,033
		41,453,887
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $343,944,935)		365,657,326
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.48%
Invesco Private Government Fund, 0.01%(d)(e)(f)	2,172,162	2,172,162
Invesco Private Prime Fund, 0.11%(d)(e)(f)	3,256,940	3,258,243
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,430,185)		5,430,405
TOTAL INVESTMENTS IN SECURITIES-101.53% (Cost $349,375,120)		371,087,731
OTHER ASSETS LESS LIABILITIES-(1.53)%		(5,603,936)
NET ASSETS-100.00%		$365,483,795
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)—(continued)
January 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,432,582	$(5,432,582)	$-	$-	$-	$6
Invesco Premier U.S. Government Money Portfolio, Institutional Class	17,895	267,112	(285,007)	-	-	-	7
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	705,479	26,025,260	(24,558,577)	-	-	2,172,162	490*
Invesco Private Prime Fund	-	13,722,043	(10,464,278)	220	258	3,258,243	1,380*
Total	$723,374	$45,446,997	$(40,740,444)	$220	$258	$5,430,405	$1,883

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Beverages-18.63%
Brown-Forman Corp., Class B	196,432	$14,078,281
Coca-Cola Co. (The)	281,243	13,541,851
Constellation Brands, Inc., Class A	73,068	15,412,233
Molson Coors Beverage Co., Class B	317,157	15,908,595
Monster Beverage Corp.(b)	170,441	14,799,392
PepsiCo, Inc.	103,498	14,134,722
		87,875,074
Food & Staples Retailing-16.37%
Costco Wholesale Corp.	39,999	14,096,847
Kroger Co. (The)	478,698	16,515,081
Sysco Corp.	197,711	14,138,314
Walgreens Boots Alliance, Inc.	361,172	18,148,893
Walmart, Inc.	102,065	14,339,112
		77,238,247
Food Products-40.43%
Archer-Daniels-Midland Co.	301,161	15,061,062
Campbell Soup Co.	317,782	15,288,492
Conagra Brands, Inc.	424,428	14,685,209
General Mills, Inc.	252,925	14,694,943
Hershey Co. (The)	100,616	14,633,591
Hormel Foods Corp.	317,871	14,895,435
JM Smucker Co. (The)	130,269	15,164,614
Kellogg Co.	241,572	14,238,254
Kraft Heinz Co. (The)	440,381	14,757,167
	Shares	Value
Food Products-(continued)
Lamb Weston Holdings, Inc.	194,136	$14,501,959
McCormick & Co., Inc.	160,595	14,379,676
Mondelez International, Inc., Class A	261,377	14,490,741
Tyson Foods, Inc., Class A	216,544	13,925,945
		190,717,088
Household Products-15.44%
Church & Dwight Co., Inc.	174,748	14,753,974
Clorox Co. (The)	74,371	15,577,750
Colgate-Palmolive Co.	177,178	13,819,884
Kimberly-Clark Corp.	110,321	14,573,404
Procter & Gamble Co. (The)	109,898	14,090,022
		72,815,034
Personal Products-3.06%
Estee Lauder Cos., Inc. (The), Class A	61,048	14,447,009
Tobacco-6.02%
Altria Group, Inc.	348,924	14,333,798
Philip Morris International, Inc.	176,517	14,059,579
		28,393,377
TOTAL INVESTMENTS IN SECURITIES-99.95% (Cost $437,072,326)		471,485,829
OTHER ASSETS LESS LIABILITIES-0.05%		254,233
NET ASSETS-100.00%		$471,740,062
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$6,589,593	$(6,589,593)	$-	$-	$-	$33
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	5,387,906	(5,387,906)	-	-	-	85
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	511,529	(511,529)	-	-	-	-
Total	$-	$12,489,028	$(12,489,028)	$-	$-	$-	$118
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Energy ETF (RYE)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Energy Equipment & Services-20.04%
Baker Hughes Co., Class A	155,459	$3,123,171
Halliburton Co.	177,723	3,133,257
NOV, Inc.	246,107	3,046,805
Schlumberger Ltd.	153,629	3,412,100
TechnipFMC PLC (United Kingdom)	364,452	3,895,992
		16,611,325
Oil, Gas & Consumable Fuels-79.82%
Apache Corp.	218,898	3,125,863
Cabot Oil & Gas Corp.	207,309	3,799,974
Chevron Corp.	38,121	3,247,909
ConocoPhillips	81,055	3,244,632
Devon Energy Corp.	218,085	3,589,679
Diamondback Energy, Inc.	70,330	3,987,008
EOG Resources, Inc.	65,751	3,350,671
Exxon Mobil Corp.	80,462	3,607,916
Hess Corp.	62,233	3,359,337
	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
HollyFrontier Corp.	128,248	$3,649,938
Kinder Morgan, Inc.	238,932	3,364,163
Marathon Oil Corp.	499,186	3,614,107
Marathon Petroleum Corp.	82,131	3,544,774
Occidental Petroleum Corp.	168,705	3,384,222
ONEOK, Inc.	84,779	3,376,748
Phillips 66	50,701	3,437,528
Pioneer Natural Resources Co.	30,495	3,686,845
Valero Energy Corp.	59,703	3,369,040
Williams Cos., Inc. (The)	160,705	3,411,767
		66,152,121
TOTAL INVESTMENTS IN SECURITIES-99.86% (Cost $112,003,355)		82,763,446
OTHER ASSETS LESS LIABILITIES-0.14%		117,058
NET ASSETS-100.00%		$82,880,504

Notes to Schedule of Investments:
(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,697,414	$(1,697,414)	$-	$-	$-	$9
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	2,105,522	(2,105,522)	-	-	-	20
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,242,654	4,058,608	(5,301,262)	-	-	-	19*
Invesco Private Prime Fund	-	7,152	(7,152)	-	-	-	1*
Total	$1,242,654	$7,868,696	$(9,111,350)	$-	$-	$-	$49

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Financials ETF (RYF)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Banks-28.54%
Bank of America Corp.	100,325	$2,974,636
Citigroup, Inc.	48,633	2,820,228
Citizens Financial Group, Inc.	81,026	2,952,587
Comerica, Inc.	54,417	3,112,652
Fifth Third Bancorp	104,838	3,032,963
First Republic Bank	22,107	3,205,294
Huntington Bancshares, Inc.	221,668	2,931,559
JPMorgan Chase & Co.	23,992	3,087,051
KeyCorp	180,970	3,051,154
M&T Bank Corp.	22,789	3,018,859
People’s United Financial, Inc.	220,132	3,007,003
PNC Financial Services Group, Inc. (The)	19,966	2,865,520
Regions Financial Corp.	184,476	3,137,937
SVB Financial Group(b)	8,166	3,574,912
Truist Financial Corp.	60,966	2,925,149
U.S. Bancorp	62,528	2,679,325
Wells Fargo & Co.	98,585	2,945,720
Zions Bancorporation N.A.	68,671	3,031,138
		54,353,687
Capital Markets-30.99%
Ameriprise Financial, Inc.	14,934	2,954,991
Bank of New York Mellon Corp. (The)	71,254	2,838,047
BlackRock, Inc.	4,108	2,880,776
Cboe Global Markets, Inc.	33,348	3,059,012
Charles Schwab Corp. (The)	58,020	2,990,351
CME Group, Inc., Class A	15,917	2,892,756
Franklin Resources, Inc.	117,810	3,097,225
Goldman Sachs Group, Inc. (The)	11,954	3,241,566
Intercontinental Exchange, Inc.	26,357	2,908,495
Invesco Ltd., (Acquired 11/14/2016 - 01/28/2021; Cost $4,201,876)(c)(d)	160,261	3,299,774
MarketAxess Holdings, Inc.	5,226	2,826,012
Moody’s Corp.	10,421	2,774,695
Morgan Stanley	45,285	3,036,359
MSCI, Inc.	6,824	2,697,527
Nasdaq, Inc.	22,817	3,086,456
Northern Trust Corp.	31,797	2,835,974
Raymond James Financial, Inc.	31,029	3,100,728
S&P Global, Inc.	8,812	2,793,404
State Street Corp.	39,313	2,751,910
T. Rowe Price Group, Inc.	18,888	2,955,594
		59,021,652
Consumer Finance-6.24%
American Express Co.	23,813	2,768,499
	Shares	Value
Consumer Finance-(continued)
Capital One Financial Corp.	31,126	$3,245,197
Discover Financial Services	34,370	2,871,270
Synchrony Financial	88,849	2,989,769
		11,874,735
Diversified Financial Services-1.52%
Berkshire Hathaway, Inc., Class B(b)	12,677	2,888,708
Insurance-32.61%
Aflac, Inc.	63,886	2,886,369
Allstate Corp. (The)	27,425	2,939,411
American International Group, Inc.	73,871	2,765,730
Aon PLC, Class A	14,037	2,850,915
Arthur J. Gallagher & Co.	23,906	2,758,991
Assurant, Inc.	21,679	2,936,854
Chubb Ltd.	18,598	2,709,171
Cincinnati Financial Corp.	35,752	3,006,386
Everest Re Group Ltd.	12,364	2,609,793
Globe Life, Inc.	30,537	2,760,239
Hartford Financial Services Group, Inc. (The)	62,015	2,977,960
Lincoln National Corp.	55,758	2,536,431
Loews Corp.	65,657	2,973,606
Marsh & McLennan Cos., Inc.	24,798	2,725,548
MetLife, Inc.	60,640	2,919,816
Principal Financial Group, Inc.	58,788	2,896,485
Progressive Corp. (The)	30,377	2,648,571
Prudential Financial, Inc.	36,429	2,851,662
Travelers Cos., Inc. (The)	21,239	2,894,876
Unum Group	123,014	2,857,615
W.R. Berkley Corp.	44,225	2,748,142
Willis Towers Watson PLC	14,005	2,842,175
		62,096,746
Total Common Stocks & Other Equity Interests (Cost $188,637,693)		190,235,528

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(e) (Cost $16,210)	16,210	16,210
TOTAL INVESTMENTS IN SECURITIES-99.91% (Cost $188,653,903)		190,251,738
OTHER ASSETS LESS LIABILITIES-0.09%		172,864
NET ASSETS-100.00%		$190,424,602
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Invesco Ltd.	$2,233,244	$678,628	$(1,914,230)	$3,432,846	$(1,130,714)	$3,299,774	$103,271
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Financials ETF (RYF)—(continued)
January 31, 2021
(Unaudited)
	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,398,901	$(2,382,691)	$-	$-	$16,210	$9
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	2,737,405	(2,737,405)	-	-	-	30
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	316,714	(316,714)	-	-	-	1*
Invesco Private Prime Fund	-	89,300	(89,300)	-	-	-	-
Total	$2,233,244	$6,220,948	$(7,440,340)	$3,432,846	$(1,130,714)	$3,315,984	$103,311

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	Restricted security. The value of this security at period end represented 1.73% of the Fund’s Net Assets.
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Health Care ETF (RYH)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Biotechnology-13.24%
AbbVie, Inc.	111,215	$11,397,313
Alexion Pharmaceuticals, Inc.(b)	97,761	14,989,694
Amgen, Inc.	52,008	12,556,291
Biogen, Inc.(b)	48,986	13,843,934
Gilead Sciences, Inc.	194,300	12,746,080
Incyte Corp.(b)	145,238	13,035,111
Regeneron Pharmaceuticals, Inc.(b)	24,610	12,399,502
Vertex Pharmaceuticals, Inc.(b)	52,670	12,065,644
		103,033,569
Health Care Equipment & Supplies-35.05%
Abbott Laboratories	110,508	13,657,684
ABIOMED, Inc.(b)	45,760	15,935,920
Align Technology, Inc.(b)	23,323	12,253,438
Baxter International, Inc.	149,062	11,452,433
Becton, Dickinson and Co.	48,731	12,757,289
Boston Scientific Corp.(b)	351,981	12,474,207
Cooper Cos., Inc. (The)	34,812	12,672,960
Danaher Corp.	52,767	12,550,103
DENTSPLY SIRONA, Inc.	222,925	11,924,258
DexCom, Inc.(b)	33,956	12,728,407
Edwards Lifesciences Corp.(b)	140,256	11,582,340
Hologic, Inc.(b)	158,865	12,666,306
IDEXX Laboratories, Inc.(b)	25,885	12,390,632
Intuitive Surgical, Inc.(b)	15,535	11,614,587
Medtronic PLC	105,062	11,696,552
ResMed, Inc.	57,737	11,638,047
STERIS PLC	63,403	11,863,335
Stryker Corp.	50,858	11,240,127
Teleflex, Inc.	30,795	11,629,116
Varian Medical Systems, Inc.(b)	67,629	11,873,624
West Pharmaceutical Services, Inc.	44,727	13,395,289
Zimmer Biomet Holdings, Inc.	83,340	12,806,858
		272,803,512
Health Care Providers & Services-23.04%
AmerisourceBergen Corp.	120,606	12,567,145
Anthem, Inc.	37,985	11,280,785
Cardinal Health, Inc.	217,881	11,706,746
Centene Corp.(b)	194,465	11,726,239
Cigna Corp.	56,395	12,240,535
CVS Health Corp.	164,930	11,817,234
DaVita, Inc.(b)	109,008	12,794,269
HCA Healthcare, Inc.	74,940	12,176,251
Henry Schein, Inc.(b)	168,768	11,113,373
	Shares	Value
Health Care Providers & Services-(continued)
Humana, Inc.	30,185	$11,564,175
Laboratory Corp. of America Holdings(b)	57,837	13,239,468
McKesson Corp.	67,595	11,793,300
Quest Diagnostics, Inc.	96,726	12,492,163
UnitedHealth Group, Inc.	35,032	11,685,975
Universal Health Services, Inc., Class B	89,214	11,123,202
		179,320,860
Health Care Technology-1.63%
Cerner Corp.	158,461	12,694,311
Life Sciences Tools & Services-12.97%
Agilent Technologies, Inc.	99,829	11,996,451
Bio-Rad Laboratories, Inc., Class A(b)	20,851	11,963,678
Illumina, Inc.(b)	34,524	14,722,415
IQVIA Holdings, Inc.(b)	70,362	12,510,364
Mettler-Toledo International, Inc.(b)	10,317	12,051,288
PerkinElmer, Inc.	80,820	11,886,197
Thermo Fisher Scientific, Inc.	25,046	12,765,946
Waters Corp.(b)	49,132	13,003,766
		100,900,105
Pharmaceuticals-14.00%
Bristol-Myers Squibb Co.	194,772	11,964,844
Catalent, Inc.(b)	124,000	14,266,200
Eli Lilly and Co.	73,779	15,343,819
Johnson & Johnson	77,191	12,592,168
Merck & Co., Inc.	142,305	10,967,446
Perrigo Co. PLC	246,918	10,543,398
Pfizer, Inc.	287,074	10,305,957
Viatris, Inc.(b)	680,896	11,568,423
Zoetis, Inc.	73,991	11,413,112
		108,965,367
Total Common Stocks & Other Equity Interests (Cost $604,617,657)		777,717,724

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $237,802)	237,802	237,802
TOTAL INVESTMENTS IN SECURITIES-99.96% (Cost $604,855,459)		777,955,526
OTHER ASSETS LESS LIABILITIES-0.04%		304,248
NET ASSETS-100.00%		$778,259,774
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Health Care ETF (RYH)—(continued)
January 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,338,299	$(3,100,497)	$-	$-	$237,802	$18
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	9,252,552	(9,252,552)	-	-	-	49
Total	$-	$12,590,851	$(12,353,049)	$-	$-	$237,802	$67

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Industrials ETF (RGI)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Aerospace & Defense-14.25%
Boeing Co. (The)	24,957	$4,846,400
General Dynamics Corp.	37,988	5,572,080
Howmet Aerospace, Inc.	217,503	5,346,224
Huntington Ingalls Industries, Inc.	32,351	5,089,783
L3Harris Technologies, Inc.	30,384	5,211,160
Lockheed Martin Corp.	15,891	5,114,041
Northrop Grumman Corp.	19,123	5,480,843
Raytheon Technologies Corp.	78,864	5,262,595
Teledyne Technologies, Inc.(b)	14,832	5,295,172
Textron, Inc.	120,689	5,462,384
TransDigm Group, Inc.(b)	9,555	5,286,590
		57,967,272
Air Freight & Logistics-5.14%
C.H. Robinson Worldwide, Inc.	61,698	5,278,881
Expeditors International of Washington, Inc.	63,526	5,686,847
FedEx Corp.	19,858	4,673,382
United Parcel Service, Inc., Class B	34,134	5,290,770
		20,929,880
Airlines-6.61%
Alaska Air Group, Inc.	115,247	5,627,511
American Airlines Group, Inc.(c)	337,157	5,788,986
Delta Air Lines, Inc.	137,723	5,227,965
Southwest Airlines Co.	125,298	5,505,594
United Airlines Holdings, Inc.(b)	118,872	4,753,691
		26,903,747
Building Products-10.07%
A.O. Smith Corp.	101,999	5,538,546
Allegion PLC	52,461	5,613,852
Carrier Global Corp.	154,695	5,955,758
Fortune Brands Home & Security, Inc.	69,070	5,957,287
Johnson Controls International PLC	126,203	6,287,433
Masco Corp.	105,771	5,744,423
Trane Technologies PLC	41,077	5,888,388
		40,985,687
Commercial Services & Supplies-6.71%
Cintas Corp.	16,464	5,237,528
Copart, Inc.(b)	49,139	5,393,005
Republic Services, Inc.	60,525	5,478,723
Rollins, Inc.	156,764	5,646,639
Waste Management, Inc.	49,811	5,544,961
		27,300,856
Construction & Engineering-2.69%
Jacobs Engineering Group, Inc.	52,906	5,341,390
Quanta Services, Inc.	79,765	5,621,039
		10,962,429
Electrical Equipment-5.57%
AMETEK, Inc.	48,559	5,499,792
Eaton Corp. PLC	49,730	5,853,221
Emerson Electric Co.	69,745	5,534,266
Rockwell Automation, Inc.	23,300	5,790,749
		22,678,028
Industrial Conglomerates-5.39%
3M Co.	33,032	5,802,401
General Electric Co.	515,101	5,501,279
Honeywell International, Inc.	26,784	5,232,790
Roper Technologies, Inc.	13,672	5,371,866
		21,908,336
	Shares	Value
Machinery-24.06%
Caterpillar, Inc.	32,065	$5,862,765
Cummins, Inc.	26,289	6,162,667
Deere & Co.	22,476	6,491,069
Dover Corp.	47,365	5,517,549
Flowserve Corp.	154,987	5,511,338
Fortive Corp.	83,860	5,541,469
IDEX Corp.	29,795	5,547,531
Illinois Tool Works, Inc.	28,238	5,484,102
Ingersoll Rand, Inc.(b)	129,705	5,426,857
Otis Worldwide Corp.	90,204	5,831,689
PACCAR, Inc.	67,266	6,136,004
Parker-Hannifin Corp.	20,928	5,537,758
Pentair PLC	111,710	6,083,726
Snap-on, Inc.	31,801	5,723,862
Stanley Black & Decker, Inc.	32,809	5,692,033
Wabtec Corp.	76,803	5,699,551
Xylem, Inc.	58,374	5,638,345
		97,888,315
Professional Services-7.18%
Equifax, Inc.	30,554	5,411,419
IHS Markit Ltd.	64,351	5,603,685
Nielsen Holdings PLC	300,970	6,720,660
Robert Half International, Inc.	89,540	6,043,950
Verisk Analytics, Inc.	29,636	5,438,206
		29,217,920
Road & Rail-8.33%
CSX Corp.	63,568	5,451,274
J.B. Hunt Transport Services, Inc.	41,386	5,573,039
Kansas City Southern	29,243	5,926,679
Norfolk Southern Corp.	24,435	5,781,810
Old Dominion Freight Line, Inc.	28,631	5,554,414
Union Pacific Corp.	28,312	5,590,770
		33,877,986
Trading Companies & Distributors-4.01%
Fastenal Co.	116,817	5,325,687
United Rentals, Inc.(b)	23,876	5,802,107
W.W. Grainger, Inc.	14,245	5,190,735
		16,318,529
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $378,687,906)		406,938,985
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.52%
Invesco Private Government Fund, 0.01%(d)(e)(f)	2,479,457	2,479,457
Invesco Private Prime Fund, 0.11%(d)(e)(f)	3,717,698	3,719,185
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,198,642)		6,198,642
TOTAL INVESTMENTS IN SECURITIES-101.53% (Cost $384,886,548)		413,137,627
OTHER ASSETS LESS LIABILITIES-(1.53)%		(6,240,839)
NET ASSETS-100.00%		$406,896,788
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Industrials ETF (RGI)—(continued)
January 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,198,667	$(2,198,667)	$-	$-	$-	$15
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	1,935,135	(1,935,135)	-	-	-	28
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,922,014	21,231,240	(20,673,797)	-	-	2,479,457	568*
Invesco Private Prime Fund	-	18,258,340	(14,539,918)	-	763	3,719,185	1,688*
Total	$1,922,014	$43,623,382	$(39,347,517)	$-	$763	$6,198,642	$2,299

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Materials ETF (RTM)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Chemicals-57.50%
Air Products and Chemicals, Inc.	59,342	$15,830,072
Albemarle Corp.	114,423	18,612,045
Celanese Corp.	121,108	14,793,342
CF Industries Holdings, Inc.	402,964	16,674,650
Corteva, Inc.	413,255	16,472,344
Dow, Inc.	293,792	15,247,805
DuPont de Nemours, Inc.	238,925	18,982,591
Eastman Chemical Co.	154,776	15,222,220
Ecolab, Inc.	71,709	14,665,208
FMC Corp.	136,257	14,755,271
International Flavors & Fragrances, Inc.(b)	142,877	16,056,517
Linde PLC (United Kingdom)	63,615	15,611,121
LyondellBasell Industries N.V., Class A	179,265	15,373,766
Mosaic Co. (The)	713,663	18,526,692
PPG Industries, Inc.	111,000	14,952,810
Sherwin-Williams Co. (The)	22,078	15,273,560
		257,050,014
Construction Materials-7.63%
Martin Marietta Materials, Inc.	59,377	17,065,544
Vulcan Materials Co.	114,229	17,036,113
		34,101,657
Containers & Packaging-24.26%
Amcor PLC	1,386,774	15,171,308
Avery Dennison Corp.	105,754	15,955,106
Ball Corp.	171,360	15,083,107
International Paper Co.	326,233	16,412,782
Packaging Corp. of America	117,014	15,733,702
Sealed Air Corp.	354,356	14,978,628
Westrock Co.	364,450	15,099,164
		108,433,797
	Shares	Value
Metals & Mining-10.53%
Freeport-McMoRan, Inc.(c)	644,648	$17,347,478
Newmont Corp.	269,486	16,061,366
Nucor Corp.	280,098	13,649,175
		47,058,019
Total Common Stocks & Other Equity Interests (Cost $400,644,991)		446,643,487

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $284,873)	284,873	284,873
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $400,929,864)		446,928,360
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.74%
Invesco Private Government Fund, 0.01%(d)(e)(f)	6,683,922	6,683,922
Invesco Private Prime Fund, 0.11%(d)(e)(f)	10,021,874	10,025,883
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,709,348)		16,709,805
TOTAL INVESTMENTS IN SECURITIES-103.72% (Cost $417,639,212)		463,638,165
OTHER ASSETS LESS LIABILITIES-(3.72)%		(16,633,730)
NET ASSETS-100.00%		$447,004,435
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2021.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,220,385	$(2,935,512)	$-	$-	$284,873	$28
Invesco Premier U.S. Government Money Portfolio, Institutional Class	44,989	1,644,247	(1,689,236)	-	-	-	34
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,254,198	29,327,226	(29,897,502)	-	-	6,683,922	475*
Invesco Private Prime Fund	-	21,037,365	(11,012,648)	457	709	10,025,883	1,973*
Total	$7,299,187	$55,229,223	$(45,534,898)	$457	$709	$16,994,678	$2,510

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Materials ETF (RTM)—(continued)
January 31, 2021
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Equity REITs-96.87%
Alexandria Real Estate Equities, Inc.	4,192	$700,525
American Tower Corp.	3,291	748,242
AvalonBay Communities, Inc.	4,455	729,150
Boston Properties, Inc.	7,235	660,338
Crown Castle International Corp.	4,588	730,685
Digital Realty Trust, Inc.	5,552	799,210
Duke Realty Corp.	18,868	746,418
Equinix, Inc.	1,050	776,958
Equity Residential	12,274	756,569
Essex Property Trust, Inc.	2,966	710,683
Extra Space Storage, Inc.	6,551	745,438
Federal Realty Investment Trust	8,025	702,669
Healthpeak Properties, Inc.	24,666	731,347
Host Hotels & Resorts, Inc.	49,858	675,576
Iron Mountain, Inc.	23,811	801,716
Kimco Realty Corp.	49,048	809,783
Mid-America Apartment Communities, Inc.	5,945	789,199
Prologis, Inc.	7,430	766,776
Public Storage	3,288	748,415
Realty Income Corp.	11,966	706,712
Regency Centers Corp.	15,366	724,968
SBA Communications Corp., Class A	2,625	705,259
Simon Property Group, Inc.	8,230	764,814
SL Green Realty Corp.(b)	11,848	799,503
UDR, Inc.	18,969	729,358
Ventas, Inc.	14,750	679,533
Vornado Realty Trust	18,645	741,325
Welltower, Inc.	11,259	682,295
Weyerhaeuser Co.	22,604	705,019
		21,368,483
	Shares	Value
Real Estate Management & Development-3.02%
CBRE Group, Inc., Class A(c)	10,936	$666,877
Total Common Stocks & Other Equity Interests (Cost $23,755,529)		22,035,360

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $3,625)	3,625	3,625
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $23,759,154)		22,038,985
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.04%
Invesco Private Government Fund, 0.01%(d)(e)(f)	3,276	3,276
Invesco Private Prime Fund, 0.11%(d)(e)(f)	4,911	4,913
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,189)		8,189
TOTAL INVESTMENTS IN SECURITIES-99.95% (Cost $23,767,343)		22,047,174
OTHER ASSETS LESS LIABILITIES-0.05%		11,369
NET ASSETS-100.00%		$22,058,543

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2021.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$324,076	$(320,451)	$-	$-	$3,625	$1
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	385,720	(385,720)	-	-	-	2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	4,357,440	(4,354,164)	-	-	3,276	67*
Invesco Private Prime Fund	-	3,213,905	(3,209,036)	-	44	4,913	92*
Total	$-	$8,281,141	$(8,269,371)	$-	$44	$11,814	$162

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)—(continued)
January 31, 2021
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Technology ETF (RYT)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communications Equipment-7.00%
Arista Networks, Inc.(b)	110,420	$33,960,775
Cisco Systems, Inc.	690,457	30,780,573
F5 Networks, Inc.(b)	177,635	34,807,578
Juniper Networks, Inc.	1,397,035	34,115,595
Motorola Solutions, Inc.	181,718	30,446,851
		164,111,372
Electronic Equipment, Instruments & Components-13.64%
Amphenol Corp., Class A	233,578	29,169,221
CDW Corp.	234,134	30,826,082
Corning, Inc.	859,140	30,817,352
FLIR Systems, Inc.	731,673	38,083,580
IPG Photonics Corp.(b)	146,495	32,731,378
Keysight Technologies, Inc.(b)	242,456	34,329,345
TE Connectivity Ltd.	259,346	31,225,258
Trimble, Inc.(b)	448,498	29,560,503
Vontier Corp.(b)	982,024	31,847,038
Zebra Technologies Corp., Class A(b)	81,096	31,451,462
		320,041,219
IT Services-25.35%
Accenture PLC, Class A	124,558	30,133,071
Akamai Technologies, Inc.(b)	295,759	32,838,122
Automatic Data Processing, Inc.	176,345	29,118,086
Broadridge Financial Solutions, Inc.	207,282	29,291,020
Cognizant Technology Solutions Corp., Class A	389,776	30,383,039
DXC Technology Co.	1,279,646	36,086,017
Fidelity National Information Services, Inc.	207,018	25,558,442
Fiserv, Inc.(b)	266,513	27,368,220
FleetCor Technologies, Inc.(b)	111,812	27,142,363
Gartner, Inc.(b)	197,721	30,035,797
Global Payments, Inc.	159,332	28,125,285
International Business Machines Corp.	246,249	29,330,718
Jack Henry & Associates, Inc.	196,385	28,434,584
Leidos Holdings, Inc.	290,275	30,786,567
Mastercard, Inc., Class A	93,463	29,561,412
Paychex, Inc.	333,271	29,101,224
PayPal Holdings, Inc.(b)	143,061	33,520,623
VeriSign, Inc.(b)	145,724	28,280,657
Visa, Inc., Class A	148,375	28,673,469
Western Union Co. (The)	1,382,785	30,794,622
		594,563,338
Semiconductors & Semiconductor Equipment-24.45%
Advanced Micro Devices, Inc.(b)	333,891	28,594,425
Analog Devices, Inc.	216,953	31,963,685
Applied Materials, Inc.	346,793	33,527,947
Broadcom, Inc.	75,457	33,993,379
Enphase Energy, Inc.(b)	150,740	27,487,439
Intel Corp.	615,770	34,181,393
KLA Corp.	118,863	33,289,960
Lam Research Corp.	62,277	30,138,954
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Maxim Integrated Products, Inc.	363,653	$31,896,005
Microchip Technology, Inc.	217,762	29,639,586
Micron Technology, Inc.(b)	434,175	33,982,877
NVIDIA Corp.	58,790	30,546,696
Qorvo, Inc.(b)	200,614	34,280,920
QUALCOMM, Inc.	212,246	33,169,805
Skyworks Solutions, Inc.	219,923	37,221,968
Teradyne, Inc.	265,424	30,120,316
Texas Instruments, Inc.	190,645	31,587,970
Xilinx, Inc.	212,760	27,780,073
		573,403,398
Software-20.04%
Adobe, Inc.(b)	64,303	29,500,287
ANSYS, Inc.(b)	91,360	32,375,243
Autodesk, Inc.(b)	109,482	30,373,591
Cadence Design Systems, Inc.(b)	258,370	33,688,864
Citrix Systems, Inc.	234,223	31,224,268
Fortinet, Inc.(b)	238,565	34,532,284
Intuit, Inc.	84,049	30,361,020
Microsoft Corp.	143,492	33,284,404
NortonLifeLock, Inc.	1,563,036	32,933,169
Oracle Corp.	504,883	30,510,080
Paycom Software, Inc.(b)	72,191	27,413,810
salesforce.com, inc.(b)	137,584	31,033,447
ServiceNow, Inc.(b)	56,949	30,932,419
Synopsys, Inc.(b)	129,543	33,091,760
Tyler Technologies, Inc.(b)	67,879	28,698,563
		469,953,209
Technology Hardware, Storage & Peripherals-9.51%
Apple, Inc.	250,142	33,008,738
Hewlett Packard Enterprise Co.	2,552,216	31,494,345
HP, Inc.	1,324,949	32,249,259
NetApp, Inc.	495,004	32,888,066
Seagate Technology PLC	472,532	31,243,816
Western Digital Corp.	598,967	33,799,708
Xerox Holdings Corp.	1,344,509	28,275,024
		222,958,956
Total Common Stocks & Other Equity Interests (Cost $1,752,484,850)		2,345,031,492

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $369,286)	369,286	369,286
TOTAL INVESTMENTS IN SECURITIES-100.01% (Cost $1,752,854,136)		2,345,400,778
OTHER ASSETS LESS LIABILITIES-(0.01)%		(249,787)
NET ASSETS-100.00%		$2,345,150,991
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Technology ETF (RYT)—(continued)
January 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$15,242,489	$(14,873,203)	$-	$-	$369,286	$88
Invesco Premier U.S. Government Money Portfolio, Institutional Class	322,526	15,280,227	(15,602,753)	-	-	-	159
Total	$322,526	$30,522,716	$(30,475,956)	$-	$-	$369,286	$247

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Utilities ETF (RYU)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Electric Utilities-54.02%
Alliant Energy Corp.	142,642	$6,939,533
American Electric Power Co., Inc.	89,126	7,211,185
Duke Energy Corp.	80,570	7,573,580
Edison International	117,446	6,830,659
Entergy Corp.	71,766	6,841,453
Evergy, Inc.	133,788	7,188,429
Eversource Energy	85,978	7,523,075
Exelon Corp.	179,061	7,441,775
FirstEnergy Corp.	242,774	7,467,728
NextEra Energy, Inc.	99,943	8,082,391
NRG Energy, Inc.	222,286	9,204,863
Pinnacle West Capital Corp.	92,515	6,961,754
PPL Corp.	262,662	7,267,858
Southern Co. (The)	122,074	7,192,600
Xcel Energy, Inc.	113,470	7,260,945
		110,987,828
Gas Utilities-3.22%
Atmos Energy Corp.	74,451	6,626,139
Independent Power and Renewable Electricity Producers-4.14%
AES Corp. (The)	348,724	8,505,379
	Shares	Value
Multi-Utilities-34.65%
Ameren Corp.	95,200	$6,922,944
CenterPoint Energy, Inc.	339,103	7,151,682
CMS Energy Corp.	124,215	7,065,349
Consolidated Edison, Inc.	100,820	7,136,040
Dominion Energy, Inc.	98,461	7,176,822
DTE Energy Co.	58,974	7,001,393
NiSource, Inc.	322,217	7,137,107
Public Service Enterprise Group, Inc.	130,586	7,368,968
Sempra Energy	57,618	7,130,804
WEC Energy Group, Inc.	79,956	7,108,088
		71,199,197
Water Utilities-3.85%
American Water Works Co., Inc.	49,741	7,909,814
TOTAL INVESTMENTS IN SECURITIES-99.88% (Cost $205,150,371)		205,228,357
OTHER ASSETS LESS LIABILITIES-0.12%		244,207
NET ASSETS-100.00%		$205,472,564
Notes to Schedule of Investments:
(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,165,979	$(3,165,979)	$-	$-	$-	$15
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	5,426,317	(5,426,317)	-	-	-	63
Total	$-	$8,592,296	$(8,592,296)	$-	$-	$-	$78
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400® Equal Weight ETF (EWMC)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-2.36%
Cable One, Inc.	105	$210,000
Cinemark Holdings, Inc.(b)	13,309	269,374
John Wiley & Sons, Inc., Class A	4,976	226,955
New York Times Co. (The), Class A	4,255	211,006
TEGNA, Inc.	15,216	243,913
Telephone & Data Systems, Inc.	11,752	220,350
TripAdvisor, Inc.(c)	7,724	239,212
World Wrestling Entertainment, Inc., Class A	4,952	278,946
Yelp, Inc.(c)	7,492	244,164
		2,143,920
Consumer Discretionary-16.06%
Adient PLC(c)	6,134	198,067
Adtalem Global Education, Inc.(c)	6,873	265,229
American Eagle Outfitters, Inc.(b)	11,086	251,541
AutoNation, Inc.(c)	3,233	230,448
Boyd Gaming Corp.(c)	5,269	237,948
Brunswick Corp.	2,931	253,414
Caesars Entertainment, Inc.(c)	3,095	217,857
Capri Holdings Ltd.(c)	7,470	311,200
Carter’s, Inc.	2,394	210,768
Choice Hotels International, Inc.	2,090	210,338
Churchill Downs, Inc.	1,120	209,944
Columbia Sportswear Co.	2,599	227,309
Cracker Barrel Old Country Store, Inc.	1,602	216,767
Dana, Inc.	11,327	219,291
Deckers Outdoor Corp.(c)	740	216,065
Dick’s Sporting Goods, Inc.	4,039	270,653
Five Below, Inc.(c)	1,324	232,667
Foot Locker, Inc.	5,144	225,410
Fox Factory Holding Corp.(c)	2,276	272,301
Gentex Corp.	6,542	216,213
Goodyear Tire & Rubber Co. (The)	20,793	219,366
Graham Holdings Co., Class B	476	270,420
Grand Canyon Education, Inc.(c)	2,395	203,431
Grubhub, Inc.(c)	3,093	232,810
H&R Block, Inc.	13,592	234,190
Harley-Davidson, Inc.	5,685	227,912
Helen of Troy Ltd.(c)	1,001	244,494
Jack in the Box, Inc.	2,420	227,819
KB Home	6,346	264,247
Kohl’s Corp.	5,659	249,336
Lear Corp.	1,399	210,913
Lithia Motors, Inc., Class A	799	254,625
Marriott Vacations Worldwide Corp.	1,651	202,677
Mattel, Inc.(c)	13,559	245,689
Murphy USA, Inc.	1,726	215,008
Nordstrom, Inc.(b)	7,022	248,930
Ollie’s Bargain Outlet Holdings, Inc.(c)	2,724	258,045
Papa John’s International, Inc.	2,549	260,712
Penn National Gaming, Inc.(c)	2,906	301,410
Polaris, Inc.	2,304	268,808
RH(c)	503	239,106
Scientific Games Corp.(c)	5,374	210,768
Service Corp. International	4,398	221,791
Six Flags Entertainment Corp.	6,904	236,117
Skechers U.S.A., Inc., Class A(c)	6,142	211,776
Strategic Education, Inc.	2,313	204,400
Taylor Morrison Home Corp., Class A(c)	8,563	222,467
Tempur Sealy International, Inc.(c)	8,315	219,516
Texas Roadhouse, Inc.	2,805	213,769
Thor Industries, Inc.	2,304	278,807
	Shares	Value
Consumer Discretionary-(continued)
Toll Brothers, Inc.	4,937	$252,281
TopBuild Corp.(c)	1,302	260,335
Tri Pointe Homes, Inc.(c)	12,995	262,499
Urban Outfitters, Inc.(c)	8,229	225,721
Visteon Corp.(c)	1,765	225,002
Wendy’s Co. (The)	9,935	202,674
Williams-Sonoma, Inc.	2,087	269,056
Wingstop, Inc.	1,668	250,283
WW International, Inc.(c)	7,563	200,873
Wyndham Destinations, Inc.	5,022	222,173
Wyndham Hotels & Resorts, Inc.	3,840	223,373
YETI Holdings, Inc.(c)	3,540	233,003
		14,620,062
Consumer Staples-4.71%
BJ’s Wholesale Club Holdings, Inc.(c)	5,762	242,407
Boston Beer Co., Inc. (The), Class A(c)	230	210,885
Casey’s General Stores, Inc.	1,234	231,350
Coty, Inc., Class A	31,299	199,375
Darling Ingredients, Inc.(c)	3,976	246,552
Edgewell Personal Care Co.	5,955	198,897
Energizer Holdings, Inc.	5,102	223,672
Flowers Foods, Inc.	9,620	220,875
Grocery Outlet Holding Corp.(c)	5,691	242,949
Hain Celestial Group, Inc. (The)(c)	5,757	239,405
Ingredion, Inc.	2,674	201,807
Lancaster Colony Corp.	1,253	218,749
Nu Skin Enterprises, Inc., Class A	4,180	241,897
Pilgrim’s Pride Corp.(c)	10,491	203,315
Post Holdings, Inc.(c)	2,250	213,412
Sanderson Farms, Inc.	1,507	205,238
Sprouts Farmers Market, Inc.(c)	10,984	248,788
Tootsie Roll Industries, Inc.(b)	7,097	280,899
TreeHouse Foods, Inc.(c)	5,058	213,599
		4,284,071
Energy-1.95%
Antero Midstream Corp.	25,683	208,032
ChampionX Corp.(c)	15,926	243,509
Cimarex Energy Co.	5,548	234,015
CNX Resources Corp.(c)	20,173	255,592
EQT Corp.	15,503	252,854
Equitrans Midstream Corp.	24,714	164,348
Murphy Oil Corp.	16,079	198,897
World Fuel Services Corp.	7,034	215,170
		1,772,417
Financials-16.74%
Affiliated Managers Group, Inc.	2,226	245,283
Alleghany Corp.	374	212,002
American Financial Group, Inc.	2,455	231,114
Associated Banc-Corp.	13,211	237,005
BancorpSouth Bank	7,760	214,564
Bank of Hawaii Corp.	2,746	214,710
Bank OZK	6,973	259,117
Brighthouse Financial, Inc.(c)	6,420	227,011
Brown & Brown, Inc.	4,803	206,961
Cathay General Bancorp	7,164	242,286
CIT Group, Inc.	5,698	210,256
CNO Financial Group, Inc.	9,445	200,328
Commerce Bancshares, Inc.	3,434	229,563
Cullen/Frost Bankers, Inc.	2,484	229,124
East West Bancorp, Inc.	4,534	271,768
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
Eaton Vance Corp.	3,337	$224,046
Essent Group Ltd.	4,997	209,025
Evercore, Inc., Class A	2,143	233,801
F.N.B. Corp.	22,812	224,926
FactSet Research Systems, Inc.	614	185,637
Federated Hermes, Inc., Class B	7,308	197,316
First American Financial Corp.	4,199	219,566
First Financial Bankshares, Inc.	6,123	231,939
First Horizon Corp.	16,867	234,283
FirstCash, Inc.	3,043	179,172
Fulton Financial Corp.	16,382	219,519
Genworth Financial, Inc., Class A(c)	50,060	142,170
Glacier Bancorp, Inc.	4,904	228,772
Hancock Whitney Corp.	7,232	246,901
Hanover Insurance Group, Inc. (The)	1,885	212,006
Home BancShares, Inc.	11,212	237,694
Interactive Brokers Group, Inc., Class A	3,926	240,232
International Bancshares Corp.	6,072	229,582
Janus Henderson Group PLC (United Kingdom)	6,641	204,277
Jefferies Financial Group, Inc.	9,251	216,011
Kemper Corp.	2,780	195,573
Kinsale Capital Group, Inc.	1,049	196,750
LendingTree, Inc.(c)	804	261,718
Mercury General Corp.	4,624	245,118
MGIC Investment Corp.	17,901	209,800
Navient Corp.	22,786	256,456
New York Community Bancorp, Inc.	21,263	222,411
Old Republic International Corp.	11,532	208,729
PacWest Bancorp	8,678	261,989
Pinnacle Financial Partners, Inc.	3,603	246,914
Primerica, Inc.	1,609	224,150
PROG Holdings, Inc.	4,161	196,316
Prosperity Bancshares, Inc.	3,262	219,989
Reinsurance Group of America, Inc.	1,819	191,086
RenaissanceRe Holdings Ltd. (Bermuda)	1,293	194,519
RLI Corp.	2,142	207,303
SEI Investments Co.	3,839	202,891
Selective Insurance Group, Inc.	3,287	213,589
Signature Bank	1,688	278,841
SLM Corp.	18,187	252,436
Sterling Bancorp	12,860	237,396
Stifel Financial Corp.	4,372	226,557
Synovus Financial Corp.	6,761	251,509
TCF Financial Corp.	6,297	244,701
Texas Capital Bancshares, Inc.(b)(c)	3,785	227,933
Trustmark Corp.	8,046	221,024
UMB Financial Corp.	3,235	229,588
Umpqua Holdings Corp.	14,812	214,922
United Bankshares, Inc.	7,167	226,907
Valley National Bancorp	22,579	230,532
Washington Federal, Inc.	8,620	225,672
Webster Financial Corp.	5,339	249,598
Wintrust Financial Corp.	3,596	216,443
		15,237,327
Health Care-9.82%
Acadia Healthcare Co., Inc.(c)	4,602	233,229
Amedisys, Inc.(c)	800	229,848
Arrowhead Pharmaceuticals, Inc.(c)	2,921	225,414
Avanos Medical, Inc.(c)	4,574	207,202
Bio-Techne Corp.	721	234,260
Cantel Medical Corp.	2,904	229,329
Charles River Laboratories International, Inc.(c)	916	237,290
	Shares	Value
Health Care-(continued)
Chemed Corp.	454	$235,127
Emergent BioSolutions, Inc.(c)	2,583	275,994
Encompass Health Corp.	2,564	206,146
Exelixis, Inc.(c)	10,884	241,734
Globus Medical, Inc., Class A(c)	3,595	221,776
Haemonetics Corp.(c)	1,846	210,979
Halozyme Therapeutics, Inc.(c)	5,267	250,656
HealthEquity, Inc.(c)	3,346	279,558
Hill-Rom Holdings, Inc.	2,249	215,994
ICU Medical, Inc.(c)	1,110	226,973
Integra LifeSciences Holdings Corp.(c)	3,711	245,074
Jazz Pharmaceuticals PLC(c)	1,486	231,073
LHC Group, Inc.(c)	1,078	214,759
Ligand Pharmaceuticals, Inc.(b)(c)	2,329	431,680
LivaNova PLC(c)	3,562	224,050
Masimo Corp.(c)	819	209,598
Medpace Holdings, Inc.(c)	1,544	205,028
Molina Healthcare, Inc.(c)	1,099	234,757
Nektar Therapeutics(c)	12,913	254,386
Neogen Corp.(c)	2,722	220,128
NuVasive, Inc.(c)	4,737	254,566
Patterson Cos., Inc.	6,881	217,990
Penumbra, Inc.(b)(c)	1,134	296,076
PRA Health Sciences, Inc.(c)	1,887	232,554
Quidel Corp.(c)	1,067	267,785
Repligen Corp.(c)	1,196	239,200
STAAR Surgical Co.(c)	2,325	238,498
Syneos Health, Inc.(c)	3,368	250,411
Tenet Healthcare Corp.(c)	5,343	252,564
United Therapeutics Corp.(c)	1,584	259,491
		8,941,177
Industrials-15.96%
Acuity Brands, Inc.	1,863	224,007
AECOM(c)	4,494	225,149
AGCO Corp.	2,456	272,370
ASGN, Inc.(c)	2,589	214,654
Avis Budget Group, Inc.(c)	5,536	228,858
Axon Enterprise, Inc.(c)	1,756	288,265
Brink’s Co. (The)	3,126	212,974
Builders FirstSource, Inc.(c)	6,045	231,221
Carlisle Cos., Inc.	1,393	201,888
Clean Harbors, Inc.(c)	2,975	230,444
Colfax Corp.(c)	5,808	215,593
CoreLogic, Inc.	2,756	207,499
Crane Co.	2,838	214,780
Curtiss-Wright Corp.	1,867	193,776
Donaldson Co., Inc.	3,905	232,113
Dycom Industries, Inc.(c)	2,758	223,784
EMCOR Group, Inc.	2,404	212,273
EnerSys	2,545	209,275
Fluor Corp.	12,895	222,955
FTI Consulting, Inc.(c)	1,967	216,311
GATX Corp.	2,545	236,176
Generac Holdings, Inc.(c)	997	245,681
Graco, Inc.	3,091	213,094
Healthcare Services Group, Inc.	8,802	285,361
Herman Miller, Inc.	5,672	194,266
Hexcel Corp.	4,179	182,455
HNI Corp.	5,828	188,011
Hubbell, Inc.	1,349	209,904
IAA, Inc.(c)	3,529	201,647
Insperity, Inc.	2,503	196,460

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
ITT, Inc.	2,786	$208,142
JetBlue Airways Corp.(c)	14,612	209,536
KAR Auction Services, Inc.	11,532	212,881
Kennametal, Inc.	5,669	214,742
Kirby Corp.(c)	3,968	201,416
Knight-Swift Transportation Holdings, Inc.	5,267	210,680
Landstar System, Inc.	1,558	217,185
Lennox International, Inc.	772	212,678
Lincoln Electric Holdings, Inc.	1,794	205,413
ManpowerGroup, Inc.	2,394	211,725
MasTec, Inc.(c)	3,185	245,723
Mercury Systems, Inc.(c)	2,690	191,151
Middleby Corp. (The)(c)	1,584	214,980
MSA Safety, Inc.	1,418	221,378
MSC Industrial Direct Co., Inc., Class A	2,545	197,416
Nordson Corp.	1,092	195,457
nVent Electric PLC	9,111	203,904
Oshkosh Corp.	2,505	229,433
Owens Corning	2,913	226,049
Regal Beloit Corp.	1,845	231,511
Ryder System, Inc.	3,450	215,936
Simpson Manufacturing Co., Inc.	2,429	223,468
Stericycle, Inc.(c)	3,174	207,834
Sunrun, Inc.(c)	3,765	260,802
Terex Corp.	6,195	221,533
Tetra Tech, Inc.	1,888	229,524
Timken Co. (The)	2,902	219,565
Toro Co. (The)	2,395	225,729
Trex Co., Inc.(c)	2,819	258,700
Trinity Industries, Inc.	8,479	235,801
Univar Solutions, Inc.(c)	12,108	225,088
Valmont Industries, Inc.	1,291	249,060
Watsco, Inc.	999	238,252
Werner Enterprises, Inc.	5,476	214,878
Woodward, Inc.	1,855	207,667
XPO Logistics, Inc.(c)	1,818	200,725
		14,527,206
Information Technology-13.53%
ACI Worldwide, Inc.(c)	5,504	211,299
Alliance Data Systems Corp.	2,979	201,529
Arrow Electronics, Inc.(c)	2,256	220,253
Avnet, Inc.	6,852	241,944
Belden, Inc.	5,113	241,538
Blackbaud, Inc.	3,866	257,050
Brooks Automation, Inc.	3,697	280,085
CACI International, Inc., Class A(c)	891	214,927
CDK Global, Inc.	4,268	212,973
Ceridian HCM Holding, Inc.(c)	2,210	205,331
Ciena Corp.(c)	4,523	241,483
Cirrus Logic, Inc.(c)	2,773	259,802
CMC Materials, Inc.	1,495	220,228
Cognex Corp.	2,820	231,607
Coherent, Inc.(c)	1,593	319,938
CommVault Systems, Inc.(c)	4,161	261,228
Concentrix Corp.(c)	2,161	231,054
Cree, Inc.(c)	2,382	240,773
Fair Isaac Corp.(c)	424	190,847
First Solar, Inc.(c)	2,505	248,371
II-VI, Inc.(c)	3,088	259,608
InterDigital, Inc.	3,549	227,881
j2 Global, Inc.(c)	2,156	221,292
Jabil, Inc.	5,458	225,797
	Shares	Value
Information Technology-(continued)
KBR, Inc.	7,618	$221,303
Littelfuse, Inc.	882	214,652
LiveRamp Holdings, Inc.(c)	3,087	233,717
Lumentum Holdings, Inc.(c)	2,498	234,312
Manhattan Associates, Inc.(c)	2,165	245,143
MAXIMUS, Inc.	2,964	222,478
MKS Instruments, Inc.	1,470	232,363
Monolithic Power Systems, Inc.	707	251,190
National Instruments Corp.	5,414	224,140
NCR Corp.(c)	6,458	215,439
NetScout Systems, Inc.(c)	8,325	243,381
Paylocity Holding Corp.(c)	1,131	212,017
Perspecta, Inc.	9,227	267,122
PTC, Inc.(c)	1,918	254,921
Qualys, Inc.(c)	2,323	321,666
Sabre Corp.	19,713	212,506
SailPoint Technologies Holding, Inc.(c)	4,440	245,576
Science Applications International Corp.	2,192	210,498
Semtech Corp.(c)	3,135	222,428
Silicon Laboratories, Inc.(c)	1,806	236,893
SolarEdge Technologies, Inc.(c)	742	213,941
Synaptics, Inc.(c)	2,781	275,931
SYNNEX Corp.	2,720	222,006
Teradata Corp.(c)	9,463	254,555
Universal Display Corp.	934	215,586
ViaSat, Inc.(b)(c)	6,301	274,346
Vishay Intertechnology, Inc.	11,372	245,067
WEX, Inc.(c)	1,168	220,285
		12,310,300
Materials-6.43%
AptarGroup, Inc.	1,657	220,331
Ashland Global Holdings, Inc.	2,861	228,851
Avient Corp.	5,589	214,785
Cabot Corp.	5,178	227,366
Chemours Co. (The)	8,134	214,250
Commercial Metals Co.	10,868	213,991
Compass Minerals International, Inc.	3,514	204,726
Domtar Corp.	7,077	212,098
Eagle Materials, Inc.	2,195	241,516
Greif, Inc., Class A	4,490	202,768
Ingevity Corp.(c)	3,033	199,238
Louisiana-Pacific Corp.	5,442	206,850
Minerals Technologies, Inc.	3,497	215,520
NewMarket Corp.	550	215,704
O-I Glass, Inc.	18,643	235,647
Olin Corp.	9,070	216,864
Reliance Steel & Aluminum Co.	1,782	206,855
Royal Gold, Inc.	1,979	211,516
RPM International, Inc.	2,501	206,257
Scotts Miracle-Gro Co. (The)	1,151	254,843
Sensient Technologies Corp.	3,011	212,366
Silgan Holdings, Inc.	6,177	225,028
Sonoco Products Co.	3,581	207,376
Steel Dynamics, Inc.	5,609	192,220
United States Steel Corp.(b)	11,981	212,783
Valvoline, Inc.	9,510	225,767
Worthington Industries, Inc.	4,267	223,335
		5,848,851
Real Estate-8.88%
American Campus Communities, Inc.	5,028	206,953
Apartment Income REIT Corp.	5,691	220,640

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Real Estate-(continued)
Brixmor Property Group, Inc.	13,600	$230,248
Camden Property Trust	2,252	230,042
CoreSite Realty Corp.	1,822	244,950
Corporate Office Properties Trust	8,467	222,428
Cousins Properties, Inc.	6,399	201,824
CyrusOne, Inc.	3,268	238,401
Douglas Emmett, Inc.	6,945	192,446
EastGroup Properties, Inc.	1,631	220,413
EPR Properties	6,594	261,386
First Industrial Realty Trust, Inc.	5,300	215,392
Healthcare Realty Trust, Inc.	7,313	219,463
Highwoods Properties, Inc.	5,503	206,307
Hudson Pacific Properties, Inc.	8,542	200,224
JBG SMITH Properties	6,877	205,347
Jones Lang LaSalle, Inc.(c)	1,461	213,613
Kilroy Realty Corp.	3,584	202,962
Lamar Advertising Co., Class A	2,753	222,387
Life Storage, Inc.	2,833	231,116
Macerich Co. (The)(b)	18,593	291,910
Medical Properties Trust, Inc.	10,457	220,747
National Retail Properties, Inc.	5,422	211,458
Omega Healthcare Investors, Inc.	5,754	208,410
Park Hotels & Resorts, Inc.	12,267	204,614
Pebblebrook Hotel Trust	11,638	213,906
Physicians Realty Trust	11,980	211,207
PotlatchDeltic Corp.	4,516	215,684
PS Business Parks, Inc.	1,621	220,651
Rayonier, Inc.	7,058	217,034
Rexford Industrial Realty, Inc.	4,648	227,473
Sabra Health Care REIT, Inc.	12,359	207,508
Service Properties Trust	18,283	193,983
Spirit Realty Capital, Inc.	5,457	210,422
STORE Capital Corp.	6,724	208,579
Urban Edge Properties	15,290	210,849
Weingarten Realty Investors	9,807	220,756
		8,081,733
Utilities-3.49%
ALLETE, Inc.	3,660	229,994
Black Hills Corp.	3,659	216,320
Essential Utilities, Inc.	4,611	213,489
	Shares	Value
Utilities-(continued)
Hawaiian Electric Industries, Inc.	5,772	$190,822
IDACORP, Inc.	2,304	203,443
MDU Resources Group, Inc.	8,726	229,407
National Fuel Gas Co.	5,016	201,944
New Jersey Resources Corp.	6,447	225,709
NorthWestern Corp.	3,863	210,418
OGE Energy Corp.	6,724	205,217
ONE Gas, Inc.	2,701	197,524
PNM Resources, Inc.	4,405	213,731
Southwest Gas Holdings, Inc.	3,479	208,601
Spire, Inc.	3,359	205,537
UGI Corp.	6,199	223,102
		3,175,258
Total Common Stocks & Other Equity Interests (Cost $74,876,717)		90,942,322
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $80,780)	80,780	80,780
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $74,957,497)		91,023,102
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.02%
Invesco Private Government Fund, 0.01%(d)(e)(f)	1,094,300	1,094,300
Invesco Private Prime Fund, 0.11%(d)(e)(f)	1,651,581	1,652,242
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,746,426)		2,746,542
TOTAL INVESTMENTS IN SECURITIES-103.04% (Cost $77,703,923)		93,769,644
OTHER ASSETS LESS LIABILITIES-(3.04)%		(2,769,250)
NET ASSETS-100.00%		$91,000,394

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
January 31, 2021
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2021.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,016,281	$(935,501)	$-	$-	$80,780	$6
Invesco Premier U.S. Government Money Portfolio, Institutional Class	39,558	1,498,940	(1,538,498)	-	-	-	7
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,167,773	10,917,042	(12,990,515)	-	-	1,094,300	478*
Invesco Private Prime Fund	-	6,016,613	(4,364,624)	116	137	1,652,242	766*
Total	$3,207,331	$19,448,876	$(19,829,138)	$116	$137	$2,827,322	$1,257

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-2.88%
AMC Networks, Inc., Class A(b)(c)	1,566	$77,392
ATN International, Inc.	1,087	46,937
Cincinnati Bell, Inc.(b)	3,303	50,338
Cogent Communications Holdings, Inc.	862	49,091
Consolidated Communications Holdings, Inc.(b)	9,413	57,466
E.W. Scripps Co. (The), Class A	3,597	53,271
Gannett Co., Inc.(b)	17,988	80,586
Glu Mobile, Inc.(b)	5,505	48,499
Iridium Communications, Inc.(b)	1,518	74,792
Marcus Corp. (The)(c)	3,978	70,013
Meredith Corp.	2,577	56,514
QuinStreet, Inc.(b)	2,405	50,914
Scholastic Corp.	1,946	50,148
Shenandoah Telecommunications Co.	1,124	43,690
Spok Holdings, Inc.	5,032	55,956
TechTarget, Inc.(b)	836	62,449
Vonage Holdings Corp.(b)	3,757	46,887
		974,943
Consumer Discretionary-19.25%
Aaron’s Co., Inc. (The)(b)	2,841	48,127
Abercrombie & Fitch Co., Class A	2,435	56,175
American Axle & Manufacturing Holdings, Inc.(b)	6,406	56,437
American Public Education, Inc.(b)	1,553	44,695
America’s Car-Mart, Inc.(b)	445	52,857
Asbury Automotive Group, Inc.(b)	350	49,914
Barnes & Noble Education, Inc.(b)	13,685	80,194
Bed Bath & Beyond, Inc.(c)	2,629	92,883
Big Lots, Inc.	1,117	66,663
BJ’s Restaurants, Inc.(b)	1,542	72,073
Bloomin’ Brands, Inc.	2,824	59,502
Boot Barn Holdings, Inc.(b)	1,258	72,008
Brinker International, Inc.	945	55,642
Buckle, Inc. (The)(c)	1,553	61,064
Caleres, Inc.	3,973	60,032
Callaway Golf Co.	2,212	61,693
Cato Corp. (The), Class A	6,076	69,084
Cavco Industries, Inc.(b)	277	52,259
Century Communities, Inc.(b)	1,169	54,873
Cheesecake Factory, Inc. (The)(c)	1,354	60,889
Chico’s FAS, Inc.	34,029	75,204
Children’s Place, Inc. (The)(c)	1,157	85,005
Chuy’s Holdings, Inc.(b)	2,013	70,616
Conn’s, Inc.(b)	4,569	71,870
Cooper Tire & Rubber Co.	1,304	47,922
Cooper-Standard Holdings, Inc.(b)	1,430	43,629
Core-Mark Holding Co., Inc.	1,632	50,053
Crocs, Inc.(b)	790	55,316
Dave & Buster’s Entertainment, Inc.(c)	2,013	68,482
Designer Brands, Inc., Class A	7,035	86,179
Dine Brands Global, Inc.	769	52,876
Dorman Products, Inc.(b)	516	46,868
El Pollo Loco Holdings, Inc.(b)	2,827	57,529
Ethan Allen Interiors, Inc.	2,671	63,169
Fiesta Restaurant Group, Inc.(b)	4,054	61,053
Fossil Group, Inc.(b)	3,791	54,970
GameStop Corp., Class A(b)(c)	3,784	1,229,800
Genesco, Inc.(b)	1,692	65,667
Gentherm, Inc.(b)	783	47,967
G-III Apparel Group Ltd.(b)	2,214	59,867
Group 1 Automotive, Inc.	413	56,837
Guess?, Inc.(c)	2,602	60,418
	Shares	Value
Consumer Discretionary-(continued)
Haverty Furniture Cos., Inc.	1,932	$63,157
Hibbett Sports, Inc.(b)	1,092	61,643
Installed Building Products, Inc.(b)	527	55,298
iRobot Corp.(b)(c)	677	81,308
Kontoor Brands, Inc.	1,151	41,574
La-Z-Boy, Inc.	1,298	50,259
LCI Industries	393	50,846
LGI Homes, Inc.(b)	468	49,940
Liquidity Services, Inc.(b)	3,498	68,281
Lumber Liquidators Holdings, Inc.(b)	1,614	45,127
M.D.C. Holdings, Inc.	1,053	54,777
M/I Homes, Inc.(b)	1,155	57,022
Macy’s, Inc.(c)	4,547	68,387
MarineMax, Inc.(b)	1,636	68,434
Meritage Homes Corp.(b)	583	46,792
Michaels Cos., Inc. (The)(b)(c)	3,975	61,612
Monarch Casino & Resort, Inc.(b)	961	50,789
Monro, Inc.	1,050	61,393
Motorcar Parts of America, Inc.(b)	2,098	47,478
Movado Group, Inc.	2,962	61,195
ODP Corp. (The)	1,898	81,026
Oxford Industries, Inc.	897	58,520
Patrick Industries, Inc.	734	50,690
Perdoceo Education Corp.(b)	3,987	47,166
PetMed Express, Inc.(c)	1,685	64,367
Red Robin Gourmet Burgers, Inc.(b)	2,572	67,361
Regis Corp.(b)(c)	5,335	50,629
Rent-A-Center, Inc.	1,476	63,911
Ruth’s Hospitality Group, Inc.	3,092	56,243
Sally Beauty Holdings, Inc.(b)	4,309	65,066
Shake Shack, Inc., Class A(b)	590	66,918
Shoe Carnival, Inc.	1,388	65,222
Shutterstock, Inc.	729	47,378
Signet Jewelers Ltd.	1,909	77,544
Sleep Number Corp.(b)	622	67,014
Sonic Automotive, Inc., Class A	1,213	49,648
Stamps.com, Inc.(b)	255	58,219
Standard Motor Products, Inc.	979	38,406
Steven Madden Ltd.	1,535	51,576
Sturm Ruger & Co., Inc.	801	50,751
Tupperware Brands Corp.(b)	1,535	46,173
Unifi, Inc.(b)	2,973	71,203
Universal Electronics, Inc.(b)	958	51,962
Vera Bradley, Inc.(b)	6,947	58,702
Vista Outdoor, Inc.(b)	2,589	75,521
Winnebago Industries, Inc.	860	59,392
Wolverine World Wide, Inc.	1,643	47,056
Zumiez, Inc.(b)	1,364	58,761
		6,530,098
Consumer Staples-4.12%
Andersons, Inc. (The)	2,191	50,393
B&G Foods, Inc.(c)	1,714	65,269
Calavo Growers, Inc.	674	51,325
Cal-Maine Foods, Inc.(b)	1,341	51,414
Celsius Holdings, Inc.(b)(c)	1,093	58,366
Central Garden & Pet Co.(b)	283	11,968
Central Garden & Pet Co., Class A(b)	1,132	44,148
Chefs’ Warehouse, Inc. (The)(b)(c)	2,153	58,755
Coca-Cola Consolidated, Inc.	193	51,504
elf Beauty, Inc.(b)	2,017	43,890
Fresh Del Monte Produce, Inc.	1,940	47,472
Inter Parfums, Inc.	898	55,838
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
J&J Snack Foods Corp.	324	$49,462
John B. Sanfilippo & Son, Inc.	655	52,682
Medifast, Inc.	269	63,126
MGP Ingredients, Inc.	1,100	63,690
National Beverage Corp.(c)	595	90,166
PriceSmart, Inc.	576	54,075
Seneca Foods Corp., Class A(b)	1,242	45,023
Simply Good Foods Co. (The)(b)	1,476	42,125
SpartanNash Co.	2,858	52,930
United Natural Foods, Inc.(b)	3,231	87,496
Universal Corp.	1,016	46,604
USANA Health Sciences, Inc.(b)	669	55,366
Vector Group Ltd.	4,038	47,406
WD-40 Co.	192	58,447
		1,398,940
Energy-5.26%
Archrock, Inc.	5,522	48,980
Bonanza Creek Energy, Inc.(b)	2,157	44,564
Bristow Group, Inc.(b)	1,728	41,835
Callon Petroleum Co.(b)	3,444	47,665
CONSOL Energy, Inc.(b)	7,736	62,816
Core Laboratories N.V.	1,733	57,154
DMC Global, Inc.	1,068	61,058
Dorian LPG Ltd.(b)	4,170	48,330
Dril-Quip, Inc.(b)	1,538	46,325
Exterran Corp.(b)	11,369	49,114
Green Plains, Inc.(b)	3,630	69,732
Helix Energy Solutions Group, Inc.(b)	12,019	49,518
Helmerich & Payne, Inc.	1,988	48,269
Laredo Petroleum, Inc.(b)	2,311	53,777
Matador Resources Co.(b)	3,788	57,881
Nabors Industries Ltd.(c)	666	47,566
Oceaneering International, Inc.(b)	6,142	51,900
Oil States International, Inc.(b)	9,574	53,614
Par Pacific Holdings, Inc.(b)	3,852	51,155
Patterson-UTI Energy, Inc.	9,059	55,713
PBF Energy, Inc., Class A	6,156	52,141
PDC Energy, Inc.(b)	2,564	55,664
Penn Virginia Corp.(b)	4,929	49,487
ProPetro Holding Corp.(b)	6,752	53,948
QEP Resources, Inc.	20,727	59,072
Range Resources Corp.(b)	6,947	63,982
Renewable Energy Group, Inc.(b)	798	71,501
REX American Resources Corp.(b)	563	43,070
RPC, Inc.(b)	13,114	58,488
SM Energy Co.	7,551	63,353
Southwestern Energy Co.(b)	15,449	58,243
Talos Energy, Inc.(b)	5,463	46,217
US Silica Holdings, Inc.	7,632	62,124
		1,784,256
Financials-16.11%
Allegiance Bancshares, Inc.	1,472	51,785
Ambac Financial Group, Inc.(b)	2,815	40,592
American Equity Investment Life Holding Co.	1,857	54,206
Ameris Bancorp	1,339	52,368
AMERISAFE, Inc.	882	48,951
Apollo Commercial Real Estate Finance, Inc.	4,457	49,829
ARMOUR Residential REIT, Inc.	4,573	51,080
Assured Guaranty Ltd.	1,596	57,057
Axos Financial, Inc.(b)	1,407	54,803
Banc of California, Inc.	3,474	58,537
	Shares	Value
Financials-(continued)
BancFirst Corp.	864	$49,792
BankUnited, Inc.	1,563	54,158
Banner Corp.	1,125	49,759
Berkshire Hills Bancorp, Inc.	2,722	45,131
Blucora, Inc.(b)	3,814	63,160
Boston Private Financial Holdings, Inc.	6,512	79,381
Bridge Bancorp, Inc.	2,077	50,741
Brightsphere Investment Group, Inc.	2,619	48,006
Brookline Bancorp, Inc.	4,268	53,734
Cadence BanCorp	3,407	61,054
Capitol Federal Financial, Inc.	4,081	50,686
Capstead Mortgage Corp.	8,536	45,582
Central Pacific Financial Corp.	2,843	56,519
City Holding Co.	717	49,509
Columbia Banking System, Inc.	1,498	57,703
Community Bank System, Inc.	782	50,713
Customers Bancorp, Inc.(b)	2,751	61,127
CVB Financial Corp.	2,562	49,780
Donnelley Financial Solutions, Inc.(b)	2,571	45,995
Eagle Bancorp, Inc.	1,250	53,113
eHealth, Inc.(b)	710	33,974
Employers Holdings, Inc.	1,552	47,336
Encore Capital Group, Inc.(b)	1,292	38,372
Enova International, Inc.(b)	2,235	50,511
EZCORP, Inc., Class A(b)	9,876	44,343
FB Financial Corp.	1,487	55,554
First Bancorp	5,762	52,434
First Bancorp/Southern Pines NC	1,478	50,341
First Commonwealth Financial Corp.	4,847	56,855
First Financial Bancorp	2,892	52,981
First Hawaiian, Inc.	2,189	50,894
First Midwest Bancorp, Inc.	3,358	55,508
Flagstar Bancorp, Inc.	1,370	58,705
Granite Point Mortgage Trust, Inc.	5,055	47,113
Great Western Bancorp, Inc.	2,673	64,152
Green Dot Corp., Class A(b)	897	45,056
Greenhill & Co., Inc.	3,637	42,226
Hanmi Financial Corp.	4,542	62,771
HCI Group, Inc.	987	54,907
Heritage Financial Corp.	2,119	50,008
Hilltop Holdings, Inc.	1,613	48,455
HomeStreet, Inc.	1,503	54,709
Hope Bancorp, Inc.	4,734	52,926
Horace Mann Educators Corp.	1,182	46,299
Independent Bank Corp.	675	50,679
Independent Bank Group, Inc.	832	51,101
Invesco Mortgage Capital, Inc., (Acquired 11/21/2017 - 01/22/2021; Cost $71,964)(c)(d)(e)	15,355	62,034
James River Group Holdings Ltd.	1,076	47,861
KKR Real Estate Finance Trust, Inc.	2,748	47,046
Meta Financial Group, Inc.	1,449	55,975
Mr. Cooper Group, Inc.(b)	1,832	49,885
National Bank Holdings Corp., Class A	1,528	50,837
NBT Bancorp, Inc.	1,572	51,892
New York Mortgage Trust, Inc.	13,431	50,098
NMI Holdings, Inc., Class A(b)	2,143	45,453
Northfield Bancorp, Inc.	4,278	52,876
Northwest Bancshares, Inc.	4,066	51,842
OFG Bancorp	2,895	49,736
Old National Bancorp	3,060	51,377
Pacific Premier Bancorp, Inc.	1,685	56,026

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
Palomar Holdings, Inc.(b)	693	$69,016
Park National Corp.	485	52,385
PennyMac Mortgage Investment Trust	2,920	50,370
Piper Sandler Cos.	489	44,660
PRA Group, Inc.(b)	1,160	38,245
Preferred Bank	1,132	54,664
ProAssurance Corp.	2,801	51,342
Provident Financial Services, Inc.	2,934	54,338
Ready Capital Corp.	4,340	49,389
Redwood Trust, Inc.	5,722	49,095
Renasant Corp.	1,491	52,781
S&T Bancorp, Inc.	2,121	53,873
Safety Insurance Group, Inc.	635	46,634
Seacoast Banking Corp. of Florida(b)	1,807	55,023
ServisFirst Bancshares, Inc.	1,244	51,104
Simmons First National Corp., Class A	2,405	59,404
Southside Bancshares, Inc.	1,619	50,788
Stewart Information Services Corp.	1,044	48,421
StoneX Group, Inc.(b)	928	49,667
Third Point Reinsurance Ltd. (Bermuda)(b)	5,245	48,411
Tompkins Financial Corp.	723	48,347
Triumph Bancorp, Inc.(b)	1,048	60,092
Trupanion, Inc.(b)	480	53,856
TrustCo Bank Corp.	7,942	49,399
United Community Banks, Inc.	1,862	55,544
United Fire Group, Inc.	2,098	57,779
United Insurance Holdings Corp.	10,901	55,377
Universal Insurance Holdings, Inc.	3,489	46,718
Veritex Holdings, Inc.	2,120	54,187
Virtus Investment Partners, Inc.	239	50,190
Waddell & Reed Financial, Inc., Class A	1,953	49,391
Walker & Dunlop, Inc.	582	47,910
Westamerica BanCorp	934	52,136
WisdomTree Investments, Inc.	10,216	54,502
World Acceptance Corp.(b)(c)	441	63,248
		5,464,285
Health Care-12.21%
Addus HomeCare Corp.(b)	472	53,124
Allscripts Healthcare Solutions, Inc.(b)	3,512	57,948
AMN Healthcare Services, Inc.(b)	741	53,441
Amphastar Pharmaceuticals, Inc.(b)	2,694	48,977
AngioDynamics, Inc.(b)	3,461	64,859
ANI Pharmaceuticals, Inc.(b)	1,683	48,033
Anika Therapeutics, Inc.(b)	1,351	50,000
BioTelemetry, Inc.(b)	830	59,312
Cardiovascular Systems, Inc.(b)	1,379	62,041
Coherus Biosciences, Inc.(b)	2,830	53,204
Community Health Systems, Inc.(b)	5,899	54,979
Computer Programs & Systems, Inc.	1,861	57,282
CONMED Corp.	486	54,383
Corcept Therapeutics, Inc.(b)	1,988	56,181
CorVel Corp.(b)	521	51,485
Covetrus, Inc.(b)	1,902	64,801
Cross Country Healthcare, Inc.(b)	5,491	48,101
CryoLife, Inc.(b)(c)	2,312	55,326
Cutera, Inc.(b)	2,343	56,724
Cytokinetics, Inc.(b)	2,477	48,723
Eagle Pharmaceuticals, Inc.(b)	1,111	51,850
Enanta Pharmaceuticals, Inc.(b)	1,214	58,345
Endo International PLC(b)	9,486	69,058
Ensign Group, Inc. (The)	699	54,718
Fulgent Genetics, Inc.(b)(c)	1,010	111,595
	Shares	Value
Health Care-(continued)
Glaukos Corp.(b)	748	$66,340
Hanger, Inc.(b)	2,178	44,627
HealthStream, Inc.(b)	2,486	57,874
Heska Corp.(b)	354	59,245
HMS Holdings Corp.(b)	1,582	58,249
Innoviva, Inc.(b)	4,894	58,777
Inogen, Inc.(b)	1,309	64,049
Integer Holdings Corp.(b)	635	46,863
Invacare Corp.	5,565	52,088
Lannett Co., Inc.(b)	7,725	59,869
Lantheus Holdings, Inc.(b)	3,445	56,050
LeMaitre Vascular, Inc.	1,452	69,783
Luminex Corp.	2,064	57,978
Magellan Health, Inc.(b)	642	60,335
MEDNAX, Inc.(b)	2,202	60,049
Meridian Bioscience, Inc.(b)	2,573	56,863
Merit Medical Systems, Inc.(b)	904	48,952
Mesa Laboratories, Inc.	178	49,331
ModivCare, Inc.(b)	351	55,658
Myriad Genetics, Inc.(b)	2,553	70,335
Natus Medical, Inc.(b)	2,421	59,000
NeoGenomics, Inc.(b)	993	52,649
NextGen Healthcare, Inc.(b)	2,870	56,769
Omnicell, Inc.(b)	428	50,418
OraSure Technologies, Inc.(b)	3,923	59,747
Orthofix Medical, Inc.(b)	1,331	53,786
Owens & Minor, Inc.	1,834	53,333
Pacira BioSciences, Inc.(b)	881	58,216
Pennant Group, Inc. (The)(b)	890	47,855
Phibro Animal Health Corp., Class A	2,748	56,994
Prestige Consumer Healthcare, Inc.(b)	1,202	48,080
R1 RCM, Inc.(b)	2,316	58,433
RadNet, Inc.(b)	2,689	48,160
REGENXBIO, Inc.(b)	1,267	52,365
Select Medical Holdings Corp.(b)	1,983	50,963
Simulations Plus, Inc.	852	67,427
Spectrum Pharmaceuticals, Inc.(b)	10,669	38,302
Supernus Pharmaceuticals, Inc.(b)	2,323	68,273
SurModics, Inc.(b)	1,316	59,878
Tabula Rasa HealthCare, Inc.(b)(c)	1,344	76,326
Tactile Systems Technology, Inc.(b)	1,314	71,679
Tivity Health, Inc.(b)	2,758	62,193
US Physical Therapy, Inc.	452	54,394
Vanda Pharmaceuticals, Inc.(b)	3,942	56,528
Varex Imaging Corp.(b)	3,117	60,345
Xencor, Inc.(b)	1,160	53,070
Zynex, Inc.(b)(c)	3,861	69,768
		4,142,756
Industrials-14.29%
AAON, Inc.	799	59,126
AAR Corp.	1,481	49,688
ABM Industries, Inc.	1,252	45,999
Aegion Corp.(b)	2,709	49,764
Aerojet Rocketdyne Holdings, Inc.(b)	1,133	58,961
AeroVironment, Inc.(b)	602	69,092
Alamo Group, Inc.	373	52,067
Albany International Corp., Class A	707	49,151
Allegiant Travel Co.	288	52,269
American Woodmark Corp.(b)	527	45,591
Apogee Enterprises, Inc.	1,754	61,565
Applied Industrial Technologies, Inc.	655	46,105
ArcBest Corp.	1,125	52,144

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Arcosa, Inc.	925	$51,606
Astec Industries, Inc.	826	49,122
Atlas Air Worldwide Holdings, Inc.(b)	912	47,260
AZZ, Inc.	1,071	50,969
Barnes Group, Inc.	1,016	48,839
Boise Cascade Co.	1,103	52,536
Brady Corp., Class A	1,051	48,251
Chart Industries, Inc.(b)	432	51,888
CIRCOR International, Inc.(b)	1,384	44,246
Comfort Systems USA, Inc.	987	54,709
CoreCivic, Inc.	6,687	47,545
Cubic Corp.	802	49,066
Deluxe Corp.	1,843	62,459
DXP Enterprises, Inc.(b)	2,220	51,482
Echo Global Logistics, Inc.(b)	1,716	45,182
Encore Wire Corp.	893	51,571
Enerpac Tool Group Corp.	2,046	41,472
EnPro Industries, Inc.	687	49,595
ESCO Technologies, Inc.	489	46,494
Exponent, Inc.	583	48,144
Federal Signal Corp.	1,525	49,852
Forrester Research, Inc.(b)	1,148	45,530
Forward Air Corp.	662	47,459
Franklin Electric Co., Inc.	690	47,900
Gibraltar Industries, Inc.(b)	732	65,609
GMS, Inc.(b)	1,803	52,269
Granite Construction, Inc.	1,864	55,193
Greenbrier Cos., Inc. (The)	1,440	52,099
Griffon Corp.	2,587	58,104
Harsco Corp.(b)	2,875	47,811
Hawaiian Holdings, Inc.	2,619	51,254
Heartland Express, Inc.	2,681	50,322
Heidrick & Struggles International, Inc.	1,805	52,634
Hillenbrand, Inc.	1,311	53,882
Hub Group, Inc., Class A(b)	867	45,630
Insteel Industries, Inc.	2,140	54,014
Interface, Inc.	5,710	57,328
John Bean Technologies Corp.	418	48,438
Kaman Corp.	890	44,820
Kelly Services, Inc., Class A	2,271	44,330
Korn Ferry	1,232	56,179
Lindsay Corp.	424	59,288
Lydall, Inc.(b)	1,676	50,448
Marten Transport Ltd.	2,849	45,157
Matrix Service Co.(b)	5,240	61,780
Matson, Inc.	869	51,966
Matthews International Corp., Class A	1,822	55,626
Meritor, Inc.(b)	1,826	47,129
Moog, Inc., Class A	595	43,953
Mueller Industries, Inc.	1,503	51,327
MYR Group, Inc.(b)	833	46,323
National Presto Industries, Inc.	559	49,980
NOW, Inc.(b)	7,995	66,279
Park Aerospace Corp.	3,667	48,698
PGT Innovations, Inc.(b)	2,575	53,328
Pitney Bowes, Inc.	8,715	81,398
Powell Industries, Inc.	1,785	51,176
Proto Labs, Inc.(b)	338	71,588
Quanex Building Products Corp.	2,266	49,829
Raven Industries, Inc.	1,525	49,212
Resideo Technologies, Inc.(b)	2,838	65,558
Resources Connection, Inc.	3,903	45,041
	Shares	Value
Industrials-(continued)
Saia, Inc.(b)	274	$48,430
SEACOR Holdings, Inc.(b)	1,205	50,297
SkyWest, Inc.	1,171	45,657
SPX Corp.(b)	923	47,728
SPX FLOW, Inc.(b)	872	46,190
Standex International Corp.	639	52,341
Team, Inc.(b)	4,532	44,776
Tennant Co.	724	49,051
Titan International, Inc.	9,610	66,309
Triumph Group, Inc.	3,584	38,815
TrueBlue, Inc.(b)	2,489	46,271
UFP Industries, Inc.	929	50,110
UniFirst Corp.	253	53,838
US Ecology, Inc.	1,391	45,903
Veritiv Corp.(b)	2,682	49,134
Viad Corp.	1,548	53,406
Vicor Corp.(b)	610	52,789
Wabash National Corp.	2,771	44,197
Watts Water Technologies, Inc., Class A	427	51,270
		4,846,211
Information Technology-12.23%
3D Systems Corp.(b)(c)	5,087	180,792
8x8, Inc.(b)	1,604	56,541
ADTRAN, Inc.	3,581	61,593
Advanced Energy Industries, Inc.(b)	523	53,649
Agilysys, Inc.(b)	1,242	45,693
Alarm.com Holdings, Inc.(b)	645	59,933
Applied Optoelectronics, Inc.(b)(c)	6,489	71,444
Arlo Technologies, Inc.(b)	6,302	53,000
Axcelis Technologies, Inc.(b)	1,776	60,810
Badger Meter, Inc.	569	52,183
Bel Fuse, Inc., Class B	3,612	52,663
Benchmark Electronics, Inc.	1,983	50,229
BM Technologies, Inc.(b)(f)	489	7,081
Bottomline Technologies (DE), Inc.(b)	1,021	48,783
CalAmp Corp.(b)	4,899	49,039
Cardtronics PLC, Class A(b)	1,395	54,196
CEVA, Inc.(b)	1,291	75,898
Cohu, Inc.	1,357	55,203
Comtech Telecommunications Corp.	2,996	63,935
CSG Systems International, Inc.	1,166	50,243
CTS Corp.	1,496	45,628
Daktronics, Inc.	10,973	52,670
Diebold Nixdorf, Inc.(b)	4,640	63,382
Digi International, Inc.(b)	2,681	49,518
Diodes, Inc.(b)	746	52,802
DSP Group, Inc.(b)	3,117	50,277
Ebix, Inc.	1,389	72,325
ePlus, Inc.(b)	606	50,928
EVERTEC, Inc.	1,250	43,375
ExlService Holdings, Inc.(b)	605	46,391
Extreme Networks, Inc.(b)	7,995	64,680
Fabrinet (Thailand)(b)	735	58,021
FARO Technologies, Inc.(b)	701	49,470
FormFactor, Inc.(b)	1,179	48,186
Harmonic, Inc.(b)	7,185	55,756
Ichor Holdings Ltd.(b)	1,571	56,713
Insight Enterprises, Inc.(b)	703	53,498
Itron, Inc.(b)	591	50,838
Knowles Corp.(b)	2,897	55,883
Kulicke & Soffa Industries, Inc. (Singapore)	1,495	53,327
LivePerson, Inc.(b)	868	54,996

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
ManTech International Corp., Class A	619	$55,518
MaxLinear, Inc.(b)	1,649	51,762
Methode Electronics, Inc.	1,344	50,736
MicroStrategy, Inc., Class A(b)	177	109,264
MTS Systems Corp.	865	50,637
NETGEAR, Inc.(b)	1,388	57,449
NIC, Inc.	2,066	55,617
OneSpan, Inc.(b)	2,462	57,414
Onto Innovation, Inc.(b)	1,094	59,131
OSI Systems, Inc.(b)	544	48,971
PC Connection, Inc.	1,117	54,834
PDF Solutions, Inc.(b)	2,306	44,552
Perficient, Inc.(b)	1,077	58,815
Photronics, Inc.(b)	4,476	49,684
Plantronics, Inc.	1,964	62,298
Plexus Corp.(b)	656	50,459
Power Integrations, Inc.	691	55,660
Progress Software Corp.	1,202	48,296
Rambus, Inc.(b)	2,854	54,212
Rogers Corp.(b)	328	51,191
Sanmina Corp.(b)	1,568	48,765
ScanSource, Inc.(b)	1,873	45,308
SMART Global Holdings, Inc.(b)	1,470	54,610
SPS Commerce, Inc.(b)	511	50,533
Sykes Enterprises, Inc.(b)	1,286	49,627
TTEC Holdings, Inc.	689	52,075
TTM Technologies, Inc.(b)	3,800	50,958
Ultra Clean Holdings, Inc.(b)	1,475	56,935
Unisys Corp.(b)	2,889	69,018
Veeco Instruments, Inc.(b)	2,886	53,276
Viavi Solutions, Inc.(b)	3,774	58,308
Virtusa Corp.(b)	1,002	51,152
Xperi Holding Corp.	2,580	49,691
		4,148,328
Materials-5.45%
AdvanSix, Inc.(b)	2,546	54,281
Allegheny Technologies, Inc.(b)	3,045	51,795
American Vanguard Corp.	3,078	50,941
Arconic Corp.(b)	1,625	40,950
Balchem Corp.	441	47,200
Carpenter Technology Corp.	1,814	56,669
Century Aluminum Co.(b)	4,333	42,247
Clearwater Paper Corp.(b)	1,357	51,675
Cleveland-Cliffs, Inc.	3,705	56,835
Ferro Corp.(b)	3,593	49,547
FutureFuel Corp.	4,176	55,541
GCP Applied Technologies, Inc.(b)	2,142	53,100
Glatfelter Corp.	2,978	46,606
H.B. Fuller Co.	971	49,414
Hawkins, Inc.	980	53,831
Haynes International, Inc.	2,038	47,261
Innospec, Inc.	589	51,708
Kaiser Aluminum Corp.	532	46,124
Koppers Holdings, Inc.(b)	1,902	63,299
Kraton Corp.(b)	1,826	51,274
Livent Corp.(b)(c)	3,069	55,917
Materion Corp.	872	59,462
Mercer International, Inc. (Germany)	5,032	56,862
Myers Industries, Inc.	2,670	53,534
Neenah, Inc.	914	46,541
Olympic Steel, Inc.	3,328	45,427
Quaker Chemical Corp.	195	51,115
	Shares	Value
Materials-(continued)
Rayonier Advanced Materials, Inc.(b)	7,586	$52,495
Schweitzer-Mauduit International, Inc., Class A	1,298	48,208
Stepan Co.	427	48,114
SunCoke Energy, Inc.	10,032	49,458
TimkenSteel Corp.(b)	9,157	46,060
Tredegar Corp.	2,419	35,293
Trinseo S.A.	1,166	59,268
US Concrete, Inc.(b)	1,411	62,493
Warrior Met Coal, Inc.	2,588	59,576
		1,850,121
Real Estate-7.27%
Acadia Realty Trust	3,468	50,286
Agree Realty Corp.	770	48,664
Alexander & Baldwin, Inc.	3,126	47,265
American Assets Trust, Inc.	1,738	48,021
Armada Hoffler Properties, Inc.	4,682	50,332
Brandywine Realty Trust	4,396	48,356
CareTrust REIT, Inc.	2,277	51,141
Centerspace	690	48,259
Chatham Lodging Trust	4,289	45,935
Community Healthcare Trust, Inc.	1,066	47,672
DiamondRock Hospitality Co.	6,118	50,168
Diversified Healthcare Trust	12,018	48,312
Easterly Government Properties, Inc.	2,350	51,583
Essential Properties Realty Trust, Inc.	2,482	51,675
Four Corners Property Trust, Inc.	1,736	45,761
Franklin Street Properties Corp.	10,715	44,039
GEO Group, Inc. (The)(c)	5,340	47,740
Getty Realty Corp.	1,749	46,471
Global Net Lease, Inc.	2,983	48,056
Hersha Hospitality Trust	5,982	45,702
Independence Realty Trust, Inc.	3,808	50,570
Industrial Logistics Properties Trust	2,204	46,747
Innovative Industrial Properties, Inc.	314	58,756
iStar, Inc.(c)	3,439	52,204
Kite Realty Group Trust	3,334	53,144
Lexington Realty Trust	4,734	48,524
LTC Properties, Inc.	1,303	50,348
Mack-Cali Realty Corp.	3,833	48,794
Marcus & Millichap, Inc.(b)	1,393	49,772
National Storage Affiliates Trust	1,469	53,677
NexPoint Residential Trust, Inc.	1,180	46,575
Office Properties Income Trust	2,134	49,381
RE/MAX Holdings, Inc., Class A	1,492	54,040
Realogy Holdings Corp.(b)	3,755	53,321
Retail Opportunity Investments Corp.	3,726	52,499
Retail Properties of America, Inc., Class A	5,698	52,479
RPT Realty	6,118	56,591
Safehold, Inc.(c)	731	53,787
Saul Centers, Inc.	1,524	45,613
SITE Centers Corp.	4,894	54,274
St. Joe Co. (The)	1,383	61,543
Summit Hotel Properties, Inc.	5,457	44,202
Tanger Factory Outlet Centers, Inc.(c)	4,593	70,870
Uniti Group, Inc.	4,588	56,478
Universal Health Realty Income Trust	722	43,089
Urstadt Biddle Properties, Inc., Class A	3,493	48,308
Washington REIT	2,191	48,071
Whitestone REIT	6,248	48,734
Xenia Hotels & Resorts, Inc.	3,330	48,185
		2,466,014

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Utilities-0.88%
American States Water Co.	654	$50,528
Avista Corp.	1,293	48,462
California Water Service Group	963	52,618
Chesapeake Utilities Corp.	478	48,484
Northwest Natural Holding Co.	1,030	48,111
South Jersey Industries, Inc.	2,194	50,681
		298,884
Total Common Stocks & Other Equity Interests (Cost $26,886,615)		33,904,836
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(g) (Cost $39,658)	39,658	39,658
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $26,926,273)		33,944,494
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.80%
Invesco Private Government Fund, 0.01%(d)(g)(h)	995,878	$995,878
Invesco Private Prime Fund, 0.11%(d)(g)(h)	1,651,399	1,652,059
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,647,911)		2,647,937
TOTAL INVESTMENTS IN SECURITIES-107.87% (Cost $29,574,184)		36,592,431
OTHER ASSETS LESS LIABILITIES-(7.87)%		(2,670,466)
NET ASSETS-100.00%		$33,921,965

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Invesco Mortgage Capital, Inc.	$26,232	$31,821	$(14,827)	$27,242	$(8,434)	$62,034	$6,311
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	181,767	(142,109)	-	-	39,658	1
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	306,738	(306,738)	-	-	-	3
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,982,765	6,668,552	(7,655,439)	-	-	995,878	330*
Invesco Private Prime Fund	-	4,503,669	(2,851,796)	26	160	1,652,059	545*
Total	$2,008,997	$11,692,547	$(10,970,909)	$27,268	$(8,274)	$2,749,629	$7,190

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Restricted security. The value of this security at period end represented less than 1% of the Fund’s Net Assets.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021, for each Fund (except for S&P 500® Equal Weight Consumer Staples ETF, S&P 500® Equal Weight Energy ETF, S&P 500® Equal Weight Financials ETF, S&P 500® Equal Weight Health Care ETF, S&P 500® Equal Weight Technology ETF and S&P 500® Equal Weight Utilities ETF). As of January 31, 2021, all of the securities in S&P 500® Equal Weight Consumer Staples ETF, S&P 500® Equal Weight Energy ETF, S&P 500® Equal Weight Financials ETF, S&P 500® Equal Weight Health Care ETF, S&P 500® Equal Weight Technology ETF and S&P 500® Equal Weight Utilities ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$18,886,793,697	$-	$-	$18,886,793,697
Money Market Funds	-	135,397,975	-	135,397,975
Total Investments	$18,886,793,697	$135,397,975	$-	$19,022,191,672
Invesco S&P 500® Equal Weight Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$29,354,505	$-	$-	$29,354,505
Money Market Funds	11,615	687,394	-	699,009
Total Investments	$29,366,120	$687,394	$-	$30,053,514
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$365,657,326	$-	$-	$365,657,326
Money Market Funds	-	5,430,405	-	5,430,405
Total Investments	$365,657,326	$5,430,405	$-	$371,087,731
Invesco S&P 500® Equal Weight Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$406,938,985	$-	$-	$406,938,985
Money Market Funds	-	6,198,642	-	6,198,642
Total Investments	$406,938,985	$6,198,642	$-	$413,137,627
Invesco S&P 500® Equal Weight Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$446,643,487	$-	$-	$446,643,487
Money Market Funds	284,873	16,709,805	-	16,994,678
Total Investments	$446,928,360	$16,709,805	$-	$463,638,165

	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Equal Weight Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$22,035,360	$-	$-	$22,035,360
Money Market Funds	3,625	8,189	-	11,814
Total Investments	$22,038,985	$8,189	$-	$22,047,174
Invesco S&P MidCap 400® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$90,942,322	$-	$-	$90,942,322
Money Market Funds	80,780	2,746,542	-	2,827,322
Total Investments	$91,023,102	$2,746,542	$-	$93,769,644
Invesco S&P SmallCap 600® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$33,897,755	$-	$7,081	$33,904,836
Money Market Funds	39,658	2,647,937	-	2,687,595
Total Investments	$33,937,413	$2,647,937	$7,081	$36,592,431
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.